Securities Act File No. 333-


    As filed with the Securities and Exchange Commission on November 2, 2009
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street,
                           Boston Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 932-7781
                  (Registrant's Area Code and Telephone Number)

                               Philip T. Masterson
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Name and Address of Agent for Service of Process)

                                   Copies to:

            Timothy W. Levin, Esq.              Christopher D. Menconi
         Morgan, Lewis & Bockius LLP         Morgan, Lewis & Bockius LLP
              701 Market Street             1111 Pennsylvania Avenue, NW
      Philadelphia, Pennsylvania 19103          Washington, DC 20004


Title of Securities Being Registered: Institutional Shares of the USFS Funds Limited Duration Fund

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on December 2, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                                 A series of the

                                  Forward Funds

                        433 California Street, 11th Floor
                             San Francisco, CA 94104
                                  415-869-6300
                                December 2, 2009

Dear Shareholder:

     On behalf of the Board of Trustees of the Forward Funds (the "Trust"), we are pleased to invite you to a special meeting of shareholders of the Accessor Limited Duration U.S. Government Fund (the "Fund") to be held at 11 a.m. (Eastern time) on December 11, 2009 at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (the "Special Meeting"). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of __________, 2009 (the "Reorganization Agreement"), by and among the Trust, Forward Management, LLC ("Forward Management"), The Advisors' Inner Circle Fund ("AIC") and Pennant Management, Inc. (the "Adviser"), which contemplates the reorganization of the Fund into a newly-created fund of AIC (the "AIC Fund").

Following the reorganization, shareholders of the ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND, A SERIES OF THE FORWARD FUNDS, will become shareholders of the USFS FUNDS LIMITED DURATION GOVERNMENT FUND, A SERIES OF THE ADVISORS' INNER CIRCLE FUND.

     THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

     In considering these matters, you should note:

   o SAME INVESTMENT OBJECTIVE AND STRATEGIES

     The AIC Fund is a newly-created portfolio that has been created for purposes of the reorganization and has the same investment objective as the Fund. The Fund and the AIC Fund also have the same principal investment strategies.

   o SAME PORTFOLIO MANAGEMENT TEAM

     The Adviser currently serves as the sub-adviser to the Fund. After the Reorganization, the Adviser will be the sole investment adviser to the AIC Fund. The Adviser currently uses a team approach to manage the Fund and, following the reorganization, the same team of investment management professionals will continue to manage the AIC Fund on a day-to-day basis.

   o SAME AGGREGATE VALUE OF SHARES

     The AIC Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Fund shares that you held immediately prior to the reorganization. THE EXCHANGE OF FUND SHARES FOR AIC FUND SHARES IS INTENDED TO BE TAX-FREE UNDER FEDERAL INCOME TAX LAWS (ALTHOUGH THERE CAN BE NO ASSURANCES THAT THE INTERNAL REVENUE SERVICE WILL TAKE A SIMILAR POSITION).


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   o SAME TOTAL ADVISORY FEE RATE AS LAST YEAR


     The AIC Fund will have a fixed annual advisory fee rate of 0.41%, which will be equal to the Fund's advisory fee rate for the most recently completed fiscal year. However, you should note that the current advisory/sub-advisory fee calculation methodology for the Fund is different from the advisory fee structure for the AIC Fund. The Fund currently has a stable advisory fee rate and a sub-advisory fee rate (which is paid directly by the Fund, not out of the advisory fee) with breakpoints. At current asset levels, the Fund's advisory/sub-advisory fee calculation methodology leads to a blended total advisory fee rate of 0.41%. Under the Fund's advisory/sub-advisory fee structure, increased assets could reduce the overall blended advisory fee rate, whereas decreased assets could increase the overall blended advisory fee rate. Under the proposed advisory fee rate structure for the AIC Fund, however, such asset shifts either upwards or downwards would have no impact on the overall advisory fee rate. As such, in certain circumstances, shareholders of the AIC Fund could end up with a higher advisory fee rate than they would have had under the Fund's current advisory/sub-advisory fee structure.

     For example, assuming the Fund's net assets were at $60 million, the sub-advisory fee would be subject to the first breakpoint and the total blended advisory/sub-advisory fee rate would be approximately 0.41%. If the Fund's net assets were higher, the Fund's total blended advisory/sub-advisory fee rate would be lower. For example, assuming the Fund's net assets were doubled ($120 million), the sub-advisory fee would be subject to both the first and second breakpoints and the advisory/sub-advisory fee rate would be approximately 0.38%. On the other hand, if the Fund's net asset were lower, the Fund's total blended advisory/sub-advisory fee rate would be higher. For example, assuming the Fund's net assets were cut in half ($30 million), the sub-advisory fee would not be subject to a breakpoint and the advisory/sub-advisory fee rate would be approximately 0.47%. Such net asset level changes would not affect the AIC Fund's advisory fee rate as it would remain the same.

   o SIMILAR SHAREHOLDER SERVICES

     As a shareholder of the AIC Fund, you will have access to a wide range of shareholder services, including telephone redemption services and toll-free shareholder service support similar to the services currently available to you as a shareholder of the Fund.

   o REASONS FOR THE REORGANIZATION

     In July 2009, the Adviser notified the Trustees of the Trust that it had explored various alternatives for the Fund and concluded that it would be in the best interests of the Trust and the Fund for the Fund to be removed from the Forward Funds family of funds and be directly managed by the Adviser.

     After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to AIC and the AIC Fund, the Trustees of the Trust determined at a meeting held in September 2009 that the Reorganization of the Fund into the AIC Fund is in the best interest of the shareholders and that shareholder interests would not be diluted as result of the Reorganization.

     To see how the reorganization will affect the Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the AIC Fund.

                                    * * * * *

     The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus, a Proxy Ballot and AIC Fund prospectus are enclosed. Please be sure to vote and return the Proxy Ballot.


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

     Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

     1. INTERNET - Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

     2. TELEPHONE - Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

     3. BY MAIL - If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Proxy Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

     Please return your Proxy Ballot or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED IN THE ENCLOSED MATERIALS.

     The proposed reorganization and the reasons for the Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to contact the Trust toll free at 1-888-968-4964.

     We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.


                                           Sincerely,


                                           J. Alan Reid, Jr. President
                                           and Trustee


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



                                  FORWARD FUNDS
                                DECEMBER 2, 2009

                               QUESTIONS & ANSWERS


FOR SHAREHOLDERS OF THE ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND:

     The following questions and answers provide an overview of the proposal to reorganize your portfolio of the Forward Funds (the "Trust") into a corresponding portfolio of The Advisors' Inner Circle Fund ("AIC"). We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

--------------------------------------------------------------------------------

Q: WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize the Accessor Limited Duration U.S. Government Fund (the "Fund") offered by the Trust into a newly-created portfolio offered by AIC (the "AIC Fund").

Q. WHY HAS THE REORGANIZATION OF THE FUND INTO THE AIC FUND BEEN RECOMMENDED?

A: The Trustees of the Trust have determined that the reorganization of the Fund into the AIC Fund is in the best interests of the shareholders of the Fund. In July 2009, Pennant Management, Inc. (the "Adviser") notified the Trustees of the Trust that it had explored various alternatives for the Fund and concluded that it would be in the best interests of the Trust and the Fund for the Fund to be removed from the Forward Funds family of funds and be directly managed by the Adviser.

     After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to AIC and the AIC Fund, the Trustees of the Trust determined at a meeting held in September 2009 that the Reorganization of the Fund into the AIC Fund is in the best interest of the shareholders and that shareholder interests would not be diluted as result of the Reorganization.

     All of the expenses of the proposed reorganization of the Fund into the AIC Fund will be paid by the Adviser and Forward Management, LLC.

Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The Special Meeting of shareholders to consider the proposal is scheduled to occur on December 11, 2009. If all necessary approvals are obtained, the proposed reorganization will likely take place on December 14, 2009.

Q: WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIAL?

A: The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in the Fund on ________________, 2009. Please note that in some cases record ownership of and/or voting authority over Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/Prospectus.

Q: HOW IS THE FUND PROPOSED TO BE REORGANIZED?

A: The Agreement and Plan of Reorganization ("Reorganization Agreement") for the Fund, approved by the Trustees of the Trust, contemplates the reorganization of the Fund into a corresponding fund of AIC having the same investment objective and principal investment strategies as the Fund. The USFS Funds Limited Duration Government Fund is a newly-created portfolio of AIC that has been created for purposes of the reorganization and will not commence operations until the date of the reorganization.

Q: WHICH CLASS OF SHARES OF THE AIC FUND WILL I RECEIVE IN THE REORGANIZATION?

A: Holders of shares of the Fund will receive Institutional Class Shares of the AIC Fund.

     If the reorganization is approved by shareholders, Fund shareholders who do not wish to have their shares exchanged for shares of the AIC Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q: WHAT ARE THE FEDERAL TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED REORGANIZATION?

A: Shareholders of the Fund are not expected to recognize any gain or loss for federal income tax purposes on the exchange of their shares for the shares of the AIC Fund in the reorganization. The cost basis and holding period of the Fund's shares are expected to carry over to your new shares in the AIC Fund.

     You should consult your own tax advisor regarding other federal, state or local tax consequences of the reorganization.

                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND

                                 A series of the

                                  Forward Funds

                        433 California Street, 11th Floor
                             San Francisco, CA 94104
                                1 (415) 869-6300

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 11, 2009

To Shareholders of the Accessor Limited Duration U.S. Government Fund:

     NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of the Accessor Limited Duration U.S. Government Fund (the "Fund") of the Forward Funds (the "Trust"), will be held at 11 a.m. (Eastern time) on December 11, 2009 at the offices of [SEI Investments, One Freedom Valley
Drive, Oaks, Pennsylvania 19456] for the purpose of considering and voting upon:

     ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and among the Trust, Forward Management, LLC ("Forward Management"), The Advisors' Inner Circle Fund ("AIC") and Pennant Management, Inc., which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Fund to a corresponding series of AIC (the "AIC Fund") in exchange for Institutional class shares of the AIC Fund; (2) the distribution of Institutional class shares of the AIC Fund to the shareholders of the Fund; and (3) the subsequent liquidation and termination of the Fund.

     ITEM 2. Any other business properly brought before the Special Meeting.

     Item 1 is described in the attached Combined Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

     Shareholders of record as of the close of business on ______________, 2009 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT(S) THAT IS/ARE BEING SOLICITED BY THE TRUSTEES OF THE TRUST. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU ALSO MAY RETURN PROXIES BY: 1) TOUCH-TONE TELEPHONE VOTING OR 2) VOTING ON-LINE. PROXIES MAY BE REVOKED BY MAIL (ADDRESSED TO THE SECRETARY AT THE PRINCIPAL EXECUTIVE OFFICE OF THE FUND AT THE ADDRESS FOR THE FUND SHOWN AT THE BEGINNING OF THIS PROXY/PROSPECTUS), BY EXECUTING A PROXY BEARING A LATER DATE, OR BY ATTENDING AND VOTING AT THE MEETING.

                   IMPORTANT NOTICE REGARDING THE AVAILABILITY
      OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                              ON DECEMBER 11, 2009

THE PROXY STATEMENT AND PROSPECTUS ARE AVAILABLE AT www.accessor.com


                                       By Order of the Board of Trustees,

                                       J. Alan Reid, Jr.
                                       President and Trustee

     WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS. IN THE EVENT THAT THE NECESSARY QUORUM TO TRANSACT BUSINESS OR THE VOTE REQUIRED TO APPROVE A PROPOSAL IS NOT OBTAINED AT THE SPECIAL MEETING WITH RESPECT TO THE FUND, THE PERSONS NAMED AS PROXIES MAY PROPOSE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING IN ACCORDANCE WITH APPLICABLE LAW TO PERMIT FURTHER SOLICITATION OF PROXIES WITH RESPECT TO THE PROPOSAL. ANY SUCH ADJOURNMENT WILL REQUIRE THE AFFIRMATIVE VOTE OF THE HOLDERS OF A MAJORITY OF THE FUND'S SHARES PRESENT IN PERSON OR BY PROXY AND ENTITLED TO VOTE AT THE SPECIAL MEETING. YOUR VOTE COULD BE CRITICAL IN ALLOWING THE TRUST TO HOLD THE SPECIAL MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                DECEMBER 2, 2009


                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                                 A SERIES OF THE
                                  FORWARD FUNDS
                        433 CALIFORNIA STREET, 11TH FLOOR
                             SAN FRANCISCO, CA 94104
                                  415-869-6300

                   USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                                   A SERIES OF
                         THE ADVISORS' INNER CIRCLE FUND
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                                 (800) ___ ____

     This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Accessor Limited Duration U.S. Government Fund (the "Fund"), a series of the Forward Funds, a Delaware statutory trust (the "Trust"). The Trustees of the Trust (the "Trustees") have called a Special Meeting of Shareholders of the Fund (the "Special Meeting") to be held at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456 on December 11, 2009 at 11 a.m. Eastern time.

     At the Special Meeting, shareholders of the Fund will be asked:

     o To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among the Trust, The Advisors' Inner Circle Fund ("AIC") and Pennant Management, Inc. ("Pennant" or the "Adviser"), which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Fund to a corresponding series of AIC (the "AIC" Fund") in exchange for Institutional class shares of the AIC Fund; (2) the distribution of Institutional class shares of the AIC Fund to the shareholders of the Fund; and (3) the subsequent liquidation and termination of the Fund.

     o  Any other business that may properly come before the Special Meeting.

REORGANIZATION AGREEMENT. The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities of the Fund to the AIC Fund in exchange for Institutional class shares of the AIC Fund.

     The Trust and AIC are both registered, open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the Fund will become shareholders of the AIC Fund (the Fund and the AIC Fund are sometimes referred to together as "Funds"). The transactions contemplated by the Reorganization Agreement are referred to collectively as the "Reorganization."

     The USFS Funds Limited Duration Government Fund is a newly-organized portfolio of AIC that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The AIC Fund has the same investment objectives and principal investment strategies as those of the Fund. Pennant will serve as the sole investment adviser to the AIC Fund and continue to manage the day-to-day investment operations.

     This Proxy/Prospectus sets forth concisely the information that a Fund shareholder should know before voting on the Reorganization and investing in the AIC Fund, and should be retained for future reference. It is both the Fund's proxy statement for the Special Meeting and a prospectus for the AIC Fund.

     Additional information about the Fund is set forth in the Statement of Additional Information ("SAI") dated May 1, 2009, as supplemented, relating to this Proxy/Prospectus and in the Fund's prospectus dated May 1, 2009, which you have previously been given or sent, and are incorporated herein by reference. Each of these documents is on file with the U.S. Securities and Exchange Commission (the "SEC"), and is available without charge by calling 1-888-968-4964 or by writing the Trust at the following address: Forward Funds, 433 California Street, 11th Floor, San Francisco, CA 94104.

     The information contained in the current prospectus and SAI for the Institutional class shares of the AIC Fund dated November 4, 2009 is also incorporated by reference into this Proxy/Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing AIC at the telephone number stated above or by writing AIC at the following address:
USFS Funds Limited Duration Government Fund, c/o SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. In addition, a current prospectus for the AIC Fund accompanies this Proxy/Prospectus.

     The Annual Report for the Fund for the year ended December 31, 2008 and Semi-Annual Report for the period ended June 30, 2009 are incorporated by reference into this Proxy/Prospectus and can be obtained without charge by calling the Trust at the telephone number stated above or by writing the Trust at the following address: The Forward Funds, 433 California Street, 11th Floor, San Francisco, CA 94104. These documents, together with other information about the Fund and the AIC Fund, is also available on the SEC's website at www.sec.gov.

     This Proxy/Prospectus is expected to be first sent to shareholders on or about December 2, 2009.

     AN INVESTMENT IN THE FUND OR THE AIC FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN EITHER FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

SUMMARY............................................................................  1

VOTING INFORMATION...................................................................6

INFORMATION ABOUT THE REORGANIZATION.................................................7

         Trustees' Considerations....................................................7

         The Reorganization Agreement................................................8

         Description of the Securities to be Issued..................................9

         Federal Income Tax Consequences.............................................9

         Capitalization.............................................................10

COMPARISON OF THE FUND AND THE AIC FUND.............................................11

         Investment Objectives and Principal Investment Strategies..................11

         Investment Restrictions....................................................12

         Comparison of the Trust's and AIC's Charter Documents......................17

         The Investment Adviser and Advisory Fee Information........................18

         Other Service Providers....................................................20

         Shareholder Transactions and Services of the Fund and AIC Fund.............21

         Dividends and Other Distributions..........................................23

MATERIALS INCORPORATED BY REFERENCE.................................................23

VOTING INFORMATION..................................................................23

OTHER INFORMATION...................................................................25

SHAREHOLDER INQUIRIES...............................................................26

APPENDIX A.........................................................................A-1

                                     SUMMARY

     The following is a summary of certain information contained in this Proxy/Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.

BOARDS' CONSIDERATION OF THE REORGANIZATION

     At a meeting held on September 30, 2009, the Trustees of the Trust considered the Reorganization Agreement and the Reorganization of the Fund into the AIC Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees of the Trust, including all of the non-interested Trustees (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), who were represented by independent legal counsel, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of the Fund and that the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization. For additional information, see "Information About the Reorganization - Trustees' Considerations."

     THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE FUND APPROVE THE REORGANIZATION AGREEMENT.

     At a meeting held on September 16, 2009, the Board of Trustees of AIC similarly found that participation in the Reorganization is in the best interests of the AIC Fund and that the interests of the shareholders of the AIC Fund will not be diluted as a result of the Reorganization.

THE REORGANIZATION

     The Reorganization Agreement provides for a reorganization involving the Fund and the AIC Fund. The AIC Fund is a newly-organized series of AIC that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The AIC Fund has the same investment objectives and principal investment strategies as those of the Fund.

     As set forth in the Reorganization Agreement, the Reorganization between the Fund and the AIC Fund would involve:

     o The transfer of all assets and liabilities of the Fund to the AIC Fund in exchange for Institutional class shares of the AIC Fund having aggregate values equal to the net asset values of the shares of the Fund as of the close of business on the business day immediately preceding the closing date;

     o The distribution of the AIC Fund shares to each holder of shares of the Fund as of the closing date; and

     o  The liquidation and termination of the Fund.

     As a result of the Reorganization, each Fund shareholder will become a shareholder of the AIC Fund and will hold, immediately after the Reorganization, AIC Fund shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will take a similar position) and shareholders of the Fund will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

     If approved, the Reorganization will occur as of the opening of business on or about December 14, 2009, or another date selected by the Trust and AIC. Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at the Special Meeting if more than 50% of the outstanding shares of the Fund are represented at the Special Meeting in person of by proxy. See "Information about the Reorganization" and "Voting Information" below.

     In July 2009, the Adviser notified the Trustees of the Trust that it had explored various alternatives for the Fund and concluded that it would be in the best interests of the Trust and the Fund for the Fund to be removed from the Forward Funds family of funds and be directly managed by the Adviser.

     The Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to AIC and the AIC Fund. For these reasons and additional reasons set forth below under "Information About the Reorganization - Considerations of the Trustees of the Trust" the Trustees of the Trust unanimously recommend the approval of the proposed Reorganization by the Fund's shareholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     It is contemplated that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Fund, the AIC Fund or their respective shareholders.

     As a condition to the closing of the Reorganization, the Trust and AIC will receive an opinion from AIC's counsel, Morgan, Lewis & Bockius LLP (based on certain facts, qualifications, assumptions and representations), to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). See "Information About the Reorganization - Federal Income Tax Consequences," below.

COMPARISON OF FEES AND EXPENSES

     THE FUND AND AIC FUND EXPENSES

     EXPENSE RATIO TABLES. Expenses of mutual funds are often measured by their expense ratios (I.E., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). As of June 30, 2009, the total annual operating expense ratio for the Fund was 0.67%. While it is expected that the total operating expenses of the AIC Fund (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) will be higher than the total annual operating expenses of the Fund immediately after the Reorganization, the Adviser has contractually agreed to limit the AIC Fund's total ordinary operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) to 0.75% for the one-year period after the closing of the Reorganization.

     The following tables: (1) compare the fees and expenses for the Fund based on actual expenses for a recent twelve month period; and (2) show the estimated fees and expenses for the AIC Fund on a PRO FORMA basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in the Fund will bear as shareholders of the

AIC Fund. The tables enable you to see the recent expense levels for the Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Fund or the AIC Fund. PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but actual expenses may be greater or less than those shown. Since the AIC Fund is new, it does not have a year of operating history or any actual expenses and, therefore, is not included for purposes of comparison.

     The Fund's annual operating expenses are based on actual expenses for the semi-annual period ended June 30, 2009. The AIC Fund PRO FORMA expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2009 and represent the estimated hypothetical expenses of the Fund and the AIC Fund for the semi-annual period ended June 30, 2009.

     For financial statement purposes the Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Fund's operating history will be used for financial reporting purposes.

     EXAMPLE TABLES. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the Fund as it currently exists; and (2) the AIC Fund if it acquires the Fund (I.E., the "PRO FORMA" figure).

     The examples depict the dollar amount of expenses on a hypothetical investment in the Fund, the AIC Fund and the Combined Fund for the periods shown. In the "PRO FORMA" line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table and do not reflect any expense waivers or reimbursement.

The time and date when the value of the Acquired Fund's Assets to be acquired by the Acquiring Fund hereunder shall be computed, which shall be as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing.

     ----------------------------------- ---------------------- ----------------------------
                                                 FUND           AIC FUND PRO FORMA
     ---------------------------------------------------------------------------------------
     SHAREHOLDER FEES
     (fees paid directly from your investment):
     ----------------------------------- ---------------------- ----------------------------
     Maximum  Sales  Charge  Imposed on  None                   None
     Purchases
     ----------------------------------- ---------------------- ----------------------------
     Maximum Deferred Sales Charge       None                   None
     ----------------------------------- ---------------------- ----------------------------
     Maximum  Sales  Charge  Imposed on  None                   None
     Reinvested Dividends
     ----------------------------------- ---------------------- ----------------------------
     Redemption Fee                      None                   None
     ----------------------------------- ---------------------- ----------------------------
     Exchange Fee                        None                   None
     ----------------------------------- ---------------------- ----------------------------

     ---------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
     Fund assets):
     ----------------------------------- ---------------------- ----------------------------
     Management Fees*                      0.41%                0.41%
     ----------------------------------- ---------------------- ----------------------------
     Distribution (12b-1) Fees             None                 None
     ----------------------------------- ---------------------- ----------------------------
     Other Expenses                        0.26%                0.50%
     ----------------------------------- ---------------------- ----------------------------
     Total Annual Fund Operating           0.67%                0.91%
     Expenses
     ----------------------------------- ---------------------- ----------------------------
     Fee Waivers and Expense                 None               (0.16%)**
     Reimbursements
     ----------------------------------- ---------------------- ----------------------------
     Total Annual Fund Operating            0.67%               0.75%
     Expenses After Fee Waivers and
     Expense Reimbursements
     ----------------------------------- ---------------------- ----------------------------

-----------------
* As discussed above, unlike the Fund, the AIC Fund will have a fixed annual advisory fee rate of 0.41%. Currently, the Fund pays an investment advisory fee to Forward Management based upon a percentage of the Fund's average daily net assets equal to 0.12%. The Fund also pays an investment sub-advisory fee to Pennant based upon a percentage of the Fund's average daily net assets equal to: 0.35% on the first $25 million; plus 0.25% on the next $75 million; plus 0.20% on all assets above $100 million. For the fiscal year 2008, the Fund paid total advisory fees as a percentage of the Fund's average daily net assets equal to 0.41%.

** The Adviser has contractually agreed to waive a portion of its fees and reimburse other expenses for the one-year period after the closing of the Reorganization in amounts necessary to limit the AIC Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Institutional class shares to an annual rate (as a percentage of the AIC Fund's average daily net assets) of 0.75%.

     EXAMPLES

     The following examples are intended to help you compare the cost of investing in: (1) the Fund as it currently exists; and (2) the AIC Fund if it acquires the Fund (I.E., the AIC Fund PRO FORMA) with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund or the Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that the Fund's or AIC Fund's operating expenses remain the same and that all dividends and other distributions are reinvested. The examples do not reflect any fee waivers and/or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR       3 YEARS    5 YEARS    10 YEARS
                                   ------       -------    -------    --------
THE FUND                           $68          $214       $373       $835

COMBINED FUND PRO FORMA            $77          $274       $488       $1,105

     The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. In addition, while the projected post-Reorganization PRO FORMA Annual Fund Operating Expenses and Example Expenses presented above represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the AIC Fund's assets, many of which are beyond the control of AIC and the Adviser.

COMPARISON OF THE FUND AND THE AIC FUND

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objective of the Fund is identical to that of the AIC Fund, that is to seek a high level of current income consistent with the preservation of capital. The principal investment strategies of the Fund are also the same as those of the AIC Fund. For additional information, see "Comparison of the Fund and the AIC Fund -- Investment Objectives and Principal Strategies."

COMPARISON OF RISKS OF INVESTING

     Because the investment objective of the Fund is the same as the AIC Fund, the risks of investing in each are also the same.

     An investment in the Fund or the AIC Fund is subject to specific risks arising from the types of securities in which the Fund or the AIC Fund invests and general risks arising from investing in any mutual fund. There is no assurance that the Fund or the AIC Fund will meet its investment objective, and investors could lose money by investing in the Fund or the AIC Fund. As with all mutual funds, an investment in the Fund or the AIC Fund is not insured or guaranteed by the U.S. Government, FDIC, Federal Reserve Board or any other government agency. The principal risks affecting shareholders' investments in the Fund and the AIC Fund (collectively, the "Funds") are set forth below.

FIXED INCOME RISK -- The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks.

U.S. GOVERNMENT AGENCIES SECURITIES RISK -- Although the Funds' U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK - A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a fund will be unable to possess and sell the underlying collateral and that such fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount. The Fund will only invest in asset-backed securities that are guaranteed by the U.S. Government as to the timely payment of both principal and interest.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed investments that include so-called 'sub-prime' mortgages.

RATING AGENCIES RISK - Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

     More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in the prospectus of the AIC Fund. You should consider the investment risks discussed in the prospectus of the AIC Fund which are important to your investment choice.

SERVICE PROVIDERS

     Forward Management, LLC ("Forward Management") currently serves as the investment adviser to the Fund. Pennant Management, Inc. ("Pennant" or the "Adviser") currently serves as the investment sub-adviser to the Fund and is responsible for the day-to-day management of the Fund under the supervision of Forward Management. Pennant will serve as the sole investment adviser to the AIC Fund and the same investment management professionals currently managing the Fund will manage the AIC Fund.

     The Fund and the AIC Fund have the same administrator and distributor, but different transfer agents, custodians and accountants. For a detailed description of the management of the AIC Fund, including the investment adviser and other service providers to the AIC Fund, see "Comparison of the Fund and the AIC Fund - The Investment Adviser and Advisory Fee Information," "Comparison of the Fund and the AIC Fund - Other Service Providers," and the AIC Fund's prospectus which accompanies this Proxy/Prospectus.

SHARE CLASS CHARACTERISTICS AND SHAREHOLDER TRANSACTIONS AND SERVICES

     Neither the Fund nor the AIC Fund are subject to any sales load, distribution or, shareholder servicing fees or redemption fees.

VOTING INFORMATION

     The Trustees of the Trust are furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on _______________, 2009 (the "Record Date"), will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked by mail (addressed to the Secretary at the principal executive office of the Fund at the address for the Fund shown at the beginning of this Proxy/Prospectus), by executing a proxy bearing a later date, or by attending and voting at the Special Meeting. For additional information, see "Voting Information" below.

INFORMATION ABOUT THE REORGANIZATION

     Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix A.

TRUSTEES' CONSIDERATIONS

     The Trustees of the Trust have determined that the Reorganization is in the best interests of the shareholders of the Fund, and that the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Trustees have also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Trustees in arriving at these conclusions.

     In July 2009, the Adviser notified the Trustees of the Trust that, after exploring alternatives for the Fund, it was recommending that the Trustees approve the Reorganization of the Fund into the AIC Fund and concluded that it would be in the best interests of the Trust and the Fund for the Fund to be removed from the Forward Funds family of funds and be directly managed by the Adviser.

     At a meeting of the Board of Trustees held on September 30, 2009, the Trustees of the Trust met with representatives of the Adviser. In advance of the meeting, materials were provided to the Trustees by the Adviser, AIC and independent legal counsel.

     At the meeting, the Trustees considered the Fund's experience with SEI Investments Global Funds Services ("SEI") as the Fund's administrator and SEI's organization and compliance and administrative capabilities.

     The Board of Trustees considered (with the advice and assistance of independent legal counsel) the following matters, among others and in no order of priority, in approving the proposal.

   o The investment objective and investment strategies and policies of the AIC Fund are the same as those of the Fund.

   o Shareholders of the Fund will experience continuity in portfolio management because Pennant, the investment sub-adviser to the Fund, will continue to manage the AIC Fund's assets on a day-to-day basis as the sole investment adviser to the AIC Fund.

   o The Reorganization is intended to be tax-free for federal income tax purposes for the Fund and its shareholders (although no assurances can be given that the Internal Revenue Service will take a similar position).

   o The costs of the Reorganization will be borne by Pennant and Forward Management and not by the Fund or the AIC Fund.

   o Because the AIC Fund will be the accounting successor to the Fund and will assume the Fund's performance record, the Adviser expects to be able to increase the AIC Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives with no historical performance record. That expected asset growth benefits the Adviser by increasing its management fees and accelerating the point at which management of the AIC Fund is profitable to the Adviser, and may also benefit shareholders who may realize certain economies of scale.

   o While it is expected that the total annual operating expenses of the AIC Fund (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) will be higher than the total operating expenses of the Fund immediately after the Reorganization, the Adviser has contractually agreed to limit the AIC Fund's total annual operating expenses to 0.75% for the one-year period after the closing of the Reorganization.

THE REORGANIZATION AGREEMENT

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/Prospectus as Appendix A.

     The Reorganization Agreement provides that with respect to the Fund: (1) all of the Fund's assets will be acquired, and all of the liabilities of the Fund will be assumed, by the AIC Fund in exchange for Institutional class shares of the AIC Fund (the "Shares"), (2) Shares received by the AIC Funds will be distributed PRO RATA to the shareholders of the Fund, and (3) the Fund will liquidate and terminate.

     Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur at the opening of business on December 14, 2009 or on such later date as the parties may agree (the "Closing Date").

     With respect to the Reorganization, each shareholder of the Fund will receive the number of full and fractional Shares equal in value to the value of the shares of the Fund held as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") immediately preceding the Closing Date. Immediately upon receipt of the Shares, the Fund will liquidate and distribute PRO RATA to its shareholders of record as of the Closing Date the Shares received by the Fund in the Reorganization.

     The liquidation and distribution of the Fund's shares will be accomplished by the transfer of the Shares then credited to the account of the Fund on the books of the AIC Fund to open accounts on the share records of the AIC Fund in the names of the shareholders of the Fund. The aggregate net asset value of the Shares to be credited to the shareholders of the Fund will be equal to the aggregate net asset value of the shares of the Fund owned by such shareholders at the close of regularly scheduled trading on the NYSE immediately preceding the Closing Date. All issued and outstanding shares of the Fund will simultaneously be canceled on the books of the Fund.

     Under the Reorganization Agreement, all of the expenses in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement will be paid by the Adviser and Forward Management.

     The Reorganization Agreement contains a number of representations and warranties made by the Trust to AIC related to, among other things, its legal status, compliance with laws and regulations and financial position and similar representations and warranties made by AIC to the Trust. The Reorganization Agreement contains a number of conditions precedent that must occur before either the Trust or AIC are obligated to proceed with the Reorganization including, among others, that: (1) the shareholders of the Fund approve the Reorganization; (2) the Trust receives from AIC's legal counsel and AIC receives from the Trust's legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations; (3) both the Trust and AIC receive from AIC's counsel the tax opinion discussed below under "Federal Income

Tax Consequences;" and (4) the receipt of certain certificates from the Trust and AIC officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the mutual agreement of the Trust and AIC or by any party at or prior to the Closing Date because: (1) of a material breach by the other of any representation, warranty, covenant or agreement contained herein at or prior to the Closing Date; (2) a condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; (3) the consummation of the Reorganization is not in the best interests of AIC or the Trust, as determined by the respective boards of trustees; (4) any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting the Reorganization Agreement or the consummation of the Reorganization and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; or (5) if the Reorganization has not been substantially completed by December 31, 2009, the Reorganization Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and AIC.

     Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at the Special Meeting if more than 50% of the outstanding shares of the Fund are represented at the Special Meeting in person of by proxy. See "Voting Information" below for more information.

     IF THE REORGANIZATION IS APPROVED, FUND SHAREHOLDERS WHO DO NOT WISH TO HAVE THEIR SHARES EXCHANGED FOR SHARES OF THE AIC FUND AS PART OF THE REORGANIZATION SHOULD REDEEM THEIR SHARES PRIOR TO THE CONSUMMATION OF THE REORGANIZATION. IF YOU REDEEM YOUR SHARES, YOU MAY RECOGNIZE A TAXABLE GAIN OR LOSS BASED ON THE DIFFERENCE BETWEEN YOUR TAX BASIS IN THE SHARES AND THE AMOUNT YOU RECEIVE FOR THEM.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     Shareholders of the Fund as of the Closing Date will receive full and/or fractional shares in accordance with the procedures provided for in the Reorganization Agreement, as described above. The Shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of the Trust and AIC are comparable. For more information see "Comparison of the Fund and the AIC Fund - Comparison of the Trust's and AIC's Charter Documents and Shareholder Transactions and Services of the Fund and the AIC Fund."

FEDERAL INCOME TAX CONSEQUENCES

     The exchange of the Fund's assets for the Shares and the assumption of the stated liabilities of the Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Trust and AIC will receive the opinion of Morgan, Lewis & Bockius LLP, counsel to AIC, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

     (1) the Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the AIC Fund and the Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (2) the Fund will recognize no gain or loss (a) upon the transfer of its assets to the AIC Fund in exchange for AIC Fund shares and the assumption of the stated liabilities of the Fund, and (b) upon the distribution of the AIC Fund shares to the shareholders of the Fund;

     (3) the AIC Fund will recognize no gain or loss upon the receipt of the assets of the Fund in exchange for the Shares and the assumption of the stated liabilities of the Fund;

     (4) the tax basis in the hands of the AIC Fund of each asset of the Fund transferred to the AIC Fund in the Reorganization will be the same as the basis of that asset in the hands of the Fund immediately before the transfer;

     (5) the holding period of each asset of the Fund in the hands of the AIC Fund will include the period during which that asset was held by the Fund;

     (6) the shareholders of the Fund will recognize no gain or loss upon their receipt of the Shares;

     (7) the aggregate tax basis of the Shares received by each shareholder of the Fund will equal the aggregate tax basis of the Fund shares surrendered in exchange therefor;

     (8) the holding periods of the Shares received by each Fund shareholder will include the holding periods of the Fund shares surrendered in exchange therefore, provided that the Fund shares are held by that shareholder as capital assets on the date of the exchange;

     (9) the AIC Fund will succeed to and take into account the tax attributes of the Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

     No opinion will be expressed, however, as to the effect of the Reorganization on (i) the Fund or the AIC Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Fund or the AIC Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

     NEITHER THE TRUST NOR AIC HAS SOUGHT A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS"). THE OPINION OF COUNSEL IS NOT BINDING ON THE IRS NOR DOES IT PRECLUDE THE IRS FROM ADOPTING A CONTRARY POSITION.

     SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

CAPITALIZATION

     The following tables show the capitalization of the Fund and the AIC Fund as of June 30, 2009, and the capitalization of the AIC Fund on a PRO-FORMA basis as of that date after giving effect to the

Reorganization. The following are examples of the number of Shares of the AIC Fund that would be exchanged for the shares of the Fund if the Reorganization shown had been consummated on July 1, 2009, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. The AIC Fund is a new investment portfolio with no assets and liabilities that will commence operations upon completion of the Reorganization.

--------------------------------------- ----------------- ---------------------- ------------------ ------------------
                                                                                 PRO FORMA          COMBINED FUND
                                        THE FUND*         THE AIC FUND**         ADJUSTMENTS        PRO FORMA
--------------------------------------- ----------------- ---------------------- ------------------ ------------------
NET ASSETS:                             $39,602,195       $0.00                  N/A                $39,602,195
--------------------------------------- ----------------- ---------------------- ------------------ ------------------
NET ASSET VALUE PER SHARE:              $12.16            $0.00                  N/A                $12.16
--------------------------------------- ----------------- ---------------------- ------------------ ------------------
SHARES OUTSTANDING:                     3,256,245         0                      N/A                3,256,245
--------------------------------------- ----------------- ---------------------- ------------------ ------------------

* The Fund will be the accounting survivor for financial statement purposes. ** The AIC Fund is a newly-organized fund that has been created for purposes of the Reorganization and therefore no estimated capitalization is available.

                     COMPARISON OF THE FUND AND THE AIC FUND

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The Fund and the AIC Fund's investment objective are the same. The Funds' principal investment strategies are also the SAME. This section briefly describes the investment objective and principal investment strategies of the Fund and the AIC Fund. Unless otherwise noted, the information is the same for both Funds. More complete information may be found in the respective prospectus for the Fund and the AIC Fund.

     FUNDS' INVESTMENT OBJECTIVE: Seek a high level of current income consistent with presentation of capital.

     FUNDS' PRINCIPAL INVESTMENT STRATEGIES [THE ITALICIZED LANGUAGE BELOW APPEARS ONLY IN THE AIC FUND'S PROSPECTUS.]: Under normal market conditions, the Fund and the AIC Fund each invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises ("GSEs") (collectively "U.S. Government securities"), repurchase agreements collateralized by such securities, AND CORPORATE BONDS GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") UNDER THE TEMPORARY LIQUIDITY GUARANTEE PROGRAM. This investment policy may be changed by the Fund and the AIC Fund upon 60 days' prior notice to shareholders.

UNDER THE TEMPORARY LIQUIDITY GUARANTEE PROGRAM, THE FDIC HAS AGREED TO GUARANTEE BANKS' ISSUANCE OF SENIOR, UNSECURED DEBT, USUALLY ISSUED IN THE FORM OF CORPORATE BONDS. HOWEVER, ONLY THE INTEREST AND PRINCIPAL OF THESE CORPORATE BONDS SCHEDULED FOR PAYMENT BEFORE JUNE 30, 2012 WILL BE GUARANTEED BY THE FDIC. THE FUND WILL NOT INVEST IN CORPORATE BONDS UNLESS THEY ARE OR BECOME IRREVOCABLY OR PERMANENTLY GUARANTEED BY THE U.S. GOVERNMENT OR ITS INSTRUMENTALITIES, AND IT WILL NOT INVEST IN CORPORATE BONDS WITH STATED MATURITY DATES BEYOND JUNE 30, 2012. THE FUND MAY INVEST UP TO 20% OF ITS ASSETS IN CORPORATE BONDS THAT MEET THESE CRITERIA.

Under normal market and interest rate conditions, the Fund and the AIC Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 5 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund and the AIC Fund do not restrict its minimum or maximum maturity. For example, the Fund and the AIC Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a BAR-BELL portfolio structure. This structure would include a large block of money market instruments with short-term maturities and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 5 years. THIS PORTFOLIO STRUCTURE IS POTENTIALLY USEFUL IN A VARIETY OF CIRCUMSTANCES SUCH AS WHEN THE YIELD CURVE IS VERY STEEP, OR WHEN IT MAY HAVE SOME OTHER UNUSUAL CURVATURE OR STRUCTURE TO IT. WHEN THESE CIRCUMSTANCES OCCUR, THE LONGER-MATURITY INVESTMENTS IN THE PORTFOLIO MAY PRODUCE A NEAR-TERM HIGHER INTEREST INCOME YIELD, WHILE SIMULTANEOUSLY MITIGATING THE OVERALL POTENTIAL FOR INTEREST RATE RISK BY VIRTUE OF HOLDING INVESTMENTS WITH SHORTER MATURITIES, WHICH ARE RELATIVELY INSENSITIVE TO A GENERAL RISE IN INTEREST RATES.

The Adviser intends to vary the quality, sector and maturity of the eligible securities selected for each Fund based upon the Adviser's analysis of financial market conditions and the outlook for the U.S. economy. The Adviser's view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Adviser will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between each Fund's eligible sectors of the bond market. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Treasury securities, U.S. Government agency and agency mortgage-backed securities, U.S. Government guaranteed asset-backed securities, and other U.S. Government entity guaranteed securities and deposits. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet each Fund's objective. Once investment opportunities are identified, the Adviser will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

Each Fund's investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. THE FUND WILL ONLY INVEST IN MORTGAGE BACKED SECURITIES ISSUED AND/OR GUARANTEED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GINNIE MAE"), THE FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FANNIE MAE") AND THE FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC"). THESE SECURITIES ARE RESIDENTIAL MORTGAGE-BACKED SECURITIES. THE FUND WILL ONLY INVEST IN COLLATERALIZED MORTGAGE OBLIGATIONS ("CMO'S") THAT ARE COLLATERALIZED BY GNMA, FNMA AND FHLMC PASS-THROUGHS, OR OTHERWISE COLLATERALIZED BY SECURITIES THAT ARE GUARANTEED BY AN INSTRUMENTALITY OF THE U.S. GOVERNMENT. ASSET-BACKED SECURITIES, ISSUED PURSUANT TO PROGRAMS SPONSORED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES SUCH AS THE U.S. SMALL BUSINESS ADMINISTRATION AND THE U.S. DEPARTMENT OF AGRICULTURE, REPRESENT INTERESTS IN SPECIFIC SMALL BUSINESS OR AGRICULTURAL LOANS, OR POOLS OF LOANS. UNDER THESE PROGRAMS, THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT GUARANTEES THE PRINCIPAL AND INTEREST ON THE UNDERLYING LOANS; SUCH GUARANTEES BEING SUBJECT TO CONGRESSIONAL APPROPRIATION THAT ONCE GRANTED, CANNOT BE REVOKED. THE FUND WILL NOT INVEST IN ANY ASSET-BACKED SECURITIES OTHER THAN THOSE DESCRIBED ABOVE.

The Funds may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Funds may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. The Funds may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent of the then current limits of FDIC insurance coverage.

THE ADVISER APPLIES BOTH TECHNICAL AND FUNDAMENTAL ANALYSIS IN PURCHASE AND SALE DECISIONS, AND IN ATTEMPTING TO DETERMINE THE GENERAL OVERBOUGHT OR OVERSOLD CONDITION OF THE FIXED-INCOME MARKETS. SOME OF THE TECHNICAL TOOLS UTILIZED TO THAT END ARE VARIOUS OVERBOUGHT AND OVERSOLD OSCILLATORS, RELATIVE STRENGTH MEASURES, STOCHASTICS, MOVING AVERAGES, AND STANDARD DEVIATION PRICE BANDS. WHEN THE MARKETS APPEAR TO BE OVERBOUGHT BASED UPON THESE AND OTHER INDICATORS, THE FUND'S DURATION MAY BE SHORTENED THROUGH THE SALE OF LONGER-DATED BONDS. CONVERSELY, IF THE MARKET APPEARS OVERSOLD, THE FUND'S DURATION MAY BE LENGTHENED THROUGH THE PURCHASE OF LONGER-DATED BONDS. THE FUND ALSO ATTEMPTS TO RIDE THE YIELD CURVE DOWN, SELLING SHORTER-DATED SECURITIES AS THEIR TERMS TO MATURITY DIMINISH AND THEIR YIELD LEVELS BECOME UNATTRACTIVE, AND REPLACING THEM WITH SECURITIES FROM MORE ATTRACTIVE YIELD AND TERM POINTS ON THE YIELD CURVE. BUY AND SELL DECISIONS ARE ALSO INFLUENCED BY THE SLOPE OF THE YIELD CURVE, THE GENERAL LEVEL OF INTEREST RATES, AND THE FUND MANAGERS' PERCEPTION OF WHERE IN A RISING OR FALLING INTEREST RATE CYCLE THE FIXED-INCOME MARKET APPEARS TO RESIDE. FUNDAMENTAL ECONOMIC ANALYSIS IS ALSO UTILIZED IN AN ATTEMPT TO DETERMINE WHETHER THE GENERAL DIRECTION OF INTEREST RATES IS UP OR DOWN.

The Funds intend to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions AS WELL AS GUIDELINES PRESCRIBED BY THE FEDERAL FINANCIAL INSTITUTIONS EXAMINATION COUNCIL ("FFIEC") APPLICABLE TO FEDERAL SAVINGS ASSOCIATIONS. THE FFIEC IS A FORMAL INTERAGENCY BOARD EMPOWERED TO PRESCRIBE UNIFORM PRINCIPALS, STANDARDS, AND REPORT FORMS FOR THE FEDERAL EXAMINATION OF FINANCIAL INSTITUTIONS BY THE BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM
(FRB), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE NATIONAL CREDIT UNION ADMINISTRATION (NCUA), THE OFFICE OF THE COMPTROLLER OF THE CURRENCY (OCC) AND THE OFFICE OF THRIFT SUPERVISION (OTS) AND, TO MAKE RECOMMENDATIONS TO PROMOTE UNIFORMITY IN THE SUPERVISION OF FINANCIAL INSTITUTIONS. THE FFIEC, AMONG OTHER THINGS, ESTABLISHES GUIDELINES FOR MINIMUM REGULATORY CAPITAL REQUIREMENTS FOR FEDERAL SAVINGS ASSOCIATIONS, INCLUDING REQUIRING SUCH INSTITUTIONS TO MAINTAIN A MINIMUM RISK-BASED CAPITAL REQUIREMENT. ACCORDINGLY, THE FUND DOES NOT INTEND TO MAKE ANY INVESTMENTS HAVING A RISK-BASED WEIGHTING IN EXCESS OF 20% UNDER THE CURRENT RISK-BASED CAPITAL REGULATIONS ESTABLISHED BY THE FFIEC, IN ORDER FOR IT TO BE AN ELIGIBLE INVESTMENT FOR FEDERAL SAVINGS ASSOCIATIONS.

[THE AIC FUND'S PRINCIPAL RISKS ARE THE SAME, BUT APPEAR IN A DIFFERENT ORDER IN THE AIC FUND'S PROSPECTUS].

INVESTMENT RESTRICTIONS

FUNDAMENTAL. The fundamental investment restrictions of the Fund and the AIC Fund are the same. This section briefly describes the investment restrictions of the Funds. More complete information may be found in the respective statements of additional information for the Fund and the AIC Fund.

     Unless otherwise indicated, the restrictions discussed below are fundamental policies of the Fund and the AIC Fund. This means that they cannot be changed without approval of shareholders.

MAINTENANCE OF STATUS AS A "DIVERSIFIED COMPANY." Each Fund is a "diversified company" as defined by the 1940 Act. A "diversified company" is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. As to other securities, these are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of a Fund; and (2) not more than 10% of the outstanding voting securities of the issuer. The test applies at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code. These tests do not apply to investments in U.S. government securities and regulated investment companies.

ISSUANCE OF SENIOR SECURITIES. Both the Fund and the AIC Fund are prohibited from issuing senior securities except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

BORROWINGS. The Funds may not borrow money except to the extent permitted under the 1940 Act , the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Each Fund has a non-fundamental policy not to borrow money in an amount exceeding 33 1/3% of the value its total assets, provided that for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total net assets. This non-fundamental policy may be changed by each Fund's Board without shareholder approval.

LOANS. Each Fund may not make loans except to the extent permitted under the 1940 Act , the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Each Fund has a non-fundamental policy not to make loans if, as a result, more than 33 1/3% of a Fund's total net assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements up to 33% of the Funds' total assets (15% of net assets for repurchase agreements that do not mature within seven days, which are considered illiquid); and (iii) lend its securities. This non-fundamental policy may be changed by each Fund's Board without shareholder approval.

SECURITIES UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act , the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Under the 1940 Act, each of the Funds may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

CONCENTRATION IN INDUSTRIES. Each Fund may not concentrate investments in a particular industry or group of industries. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions. Each Fund has a non-fundamental policy not to purchase any securities which would cause 25% or more of the total net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. This non-fundamental policy may be changed by each Fund's Board without shareholder approval.

COMMODITIES AND REAL ESTATE. Each Fund has a fundamental policy that permits direct investment in commodities or real estate. However, each Fund has a non-fundamental policy not to purchase or sell real estate, physical commodities, or commodities contracts, except that such Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. This non-fundamental policy may be changed by each Fund's Board without shareholder approval.

NON-FUNDAMENTAL. Certain of the Fund and the AIC Fund's non-fundamental investment restrictions of the Fund are the same. The restrictions discussed below are non-fundamental policies of the Fund and the AIC Fund. This means that they can be changed by the Board of trustees, respectively, without shareholder approval.

INVESTMENTS IN ILLIQUID SECURITIES. As a non-fundamental limitation, each Fund may not hold illiquid securities in amounts exceeding, in the aggregate, 15% of the Fund's net assets. This non-fundamental policy may be changed by each Fund's Board without shareholder approval.

80% POLICY. Each Fund has a similar non-fundamental policy. The Fund's policy is to invest at least 80% of its net assets, under normal circumstances, in bonds or other debt obligations issued by, or whose principal interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises and in repurchase agreements collateralized by such securities. This non-fundamental investment policy may be changed by each Fund upon 60 days' prior notice to shareholders.

The AIC Fund's policy is the same, but also includes the language italicized below: The Fund's policy is to invest at least 80% of its net assets, under normal circumstances, in bonds or other debt obligations issued by, or whose principal interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises and in repurchase agreements collateralized by such securities, AND CORPORATE BONDS GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION UNDER THE TEMPORARY LIQUIDITY GUARANTEE PROGRAM.

In addition, the Fund has the following non-fundamental investment limitations.

   o The Fund intends to limit its investments and investment techniques so as to qualify for investment by national and state banks, savings associations, and credit unions.

   o The Fund does not currently intend to sell securities short or make short sales against-the-box.

   o The Fund does not currently intend to purchase securities on margin or purchase futures or options, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   o The Fund does not currently intend to purchase any investment having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examinations Council ("FFIEC").

   o The Fund will not invest in "high risk" securities that do not meet the tests contained in the National Credit Union Administration, Regulation 703, and the Fund intends to limit its investments to those permissible for federal savings associations, national banks and federal credit unions under current applicable regulations.

   o The Fund will not invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

   o The Fund does not currently intend to pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

   o The Fund does not currently intend to invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.

   o The Fund does not currently intend to make investments for the purpose of exercising control of management.

   o The Fund may not purchase warrants. Warrants attached to other securities are not subject to this limitation. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

   o The Fund does not currently intend to enter into reverse repurchase agreements and dollar rolls, that together with its other borrowings exceeds 5% of its net assets.

   o The Fund does not currently intend to invest in publicly traded real estate investment trusts ("REITs").

   o The Fund does not currently intend to invest in privately-issued STRIPS.

   o The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund's expenses or to permit the Fund to meet redemption requests. Under normal circumstances, no more than 20% of the Fund's net assets will be comprised of cash or cash equivalents, as discussed below. The Fund may invest up to 20% of its net assets in:

     (i) Obligations (including certificates of deposit and bankers' acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States; the Fund may invest in Eurodollar instruments of foreign and domestic banks; and;

     (ii) Commercial paper guaranteed or supported by a letter of credit issued by a bank, that meets the requirements set forth in paragraph (i) above, maturing in 13 months or less, and of "eligible quality" as described below.

     (iii) Letters of credit or lines of credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter. If the letter of credit or line of credit is issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If issued or insured by an insurance company or other nonbank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Adviser, under the supervision of the Trust's Board of Trustees.

   o The Fund does not currently intend to invest in fixed-income securities, including convertible securities, rated by S&P or Moody's, or in unrated securities deemed by the Adviser to be of a lesser credit quality than AAA or having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC.

     In addition, the AIC Fund has the following non-fundamental investment limitations.

   o Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total net assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets. This policy does not apply to the Tactical Asset Allocation Fund.

   o Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

   o Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.

   o Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

   o Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

COMPARISON OF THE TRUST'S AND AIC'S CHARTER DOCUMENTS

     Both the Trust and A/C are open-end, management investment companies. The Trust is organized as a Delaware statutory trust. AIC is organized as a Massachusetts business trust. The operations of the Trust are governed by the Trust's Amended and Restated Agreement and Declaration of Trust (the "Trust Charter"), Amended and Restated By-laws and applicable Delaware law. The operations of AIC are governed by AIC's Amended and Restated Agreement and Declaration of Trust (the "AIC Charter"), Revised and Restated By-laws and applicable Massachusetts law. The operations of both the Trust and AIC are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing the Trust are similar to those documents governing AIC. The attributes of a share of beneficial interest of the Trust and a share of beneficial interest of AIC are also comparable. The following is only a summary of certain of the differences between the Trust Charter and the AIC Charter. It is not a complete list of differences.

     TRUSTEES OF THE TRUST AND AIC

     TRUST. Each Trustee may continue to serve until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any Trustee of the Trust may be removed by a vote of two-thirds of the outstanding shares of the Trust.

     AIC. Each Trustee shall resign at the end of the calendar year in which such person first attains the age of seventy-five years, unless the Trustees unanimously approve an exemption from the Trust's policy. By vote of the shareholders holding a majority of the shares entitled to vote, the shareholders of AIC may remove a Trustee with or without cause. By vote of a majority of the Trustees then in office, the Trustees may remove a Trustee.

     LIABILITY AND INDEMNIFICATION OF THE TRUSTEES OF THE TRUST AND AIC

     TRUST. The Trust Charter provides that the Trustees shall be responsible or liable in any event for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter nor the acts of another Trustee. However, nothing in the Trust Charter shall protect any Trustee against any liability to the Trust or to the shareholders for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     AIC. The AIC Charter provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. It also provides that AIC will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the AIC Charter that they have not acted in good faith in the reasonable belief that their actions were in the best interests of AIC. However, nothing in the AIC Charter shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     SHAREHOLDER LIABILITY

     TRUST. The Trust Charter provides that no shareholder shall be liable solely by reason of being or having been a shareholder, and is indemnified by the Trust for any such liability.

     AIC. Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, AIC were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the AIC Charter contains an express disclaimer of shareholder liability for obligations of AIC and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of AIC or the Trustees. Moreover, the AIC Charter provides for indemnification out of the AIC Fund property for any shareholder held personally liable for the obligations of AIC.

     VOTING RIGHTS OF SHAREHOLDERS OF THE TRUST AND AIC

     TRUST. Holders of shares of the Trust will vote in the aggregate and not by class on all matters, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class, and then only by shareholders of the affected series or class may vote. Shareholders of the Trust are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights for the Trust are not cumulative in the election of Trustees. Shares may be voted in person or by proxy.

     AIC. Holders of shares of AIC will vote by series or class on all matters, except where otherwise required by law or the Board of Trustees determines that the matter to be voted upon affects the interests of one or more series or class, and then only the shareholders of such series or class will be entitled to vote. Shareholders of AIC are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights for AIC are not cumulative in the election of Trustees. Shares may be voted in person or by proxy.

     TERMINATION OF THE TRUST AND ITS SERIES OR CLASSES

     TRUST. The Trust Charter provides that the Trust or any series or class may be terminated at any time by the Trustees, after making certain findings, upon written notice to the Shareholders.

     AIC. The AIC Charter provides that AIC or any series or class of AIC may be terminated at any time by vote of shareholders holding at least a majority of the shares entitled to vote, or by the Trustees by written notice to the Shareholders.

THE INVESTMENT ADVISER AND ADVISORY FEE INFORMATION

     MANAGEMENT. Forward Management serves as the Fund's investment adviser. Forward Management is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Forward Management supervises the activities of Pennant. Forward Management's ownership interests are held approximately as follows: Gordon P. Getty, Chairman of the Board (35%); Reflow

Forward Holding Company, an entity controlled by Mr. Getty (35%); management and employees. As of September 30, 2009, Forward Management, LLC had assets under management of approximately $4.8 billion.

The Fund is managed on a day-to-day basis by Pennant, who serves as the Fund's sub-adviser. Pennant is a Wisconsin corporation that is a registered investment advisor under the Advisers Act. As of September 30, 2009, Pennant is owned by U.S. Fiduciary Services, Inc., an Illinois corporation. Pennant manages the investment portfolios of insurance companies, community banks, healthcare organizations, governmental units and other personal and employee benefit trusts and entities. As of September 30, 2009, Pennant had assets under management of approximately $4.0 billion.

Following the Reorganization, Pennant will serve as the sole investment adviser to the AIC Fund and will continue to manage the Fund on a day-to-day basis. Pennant uses a team approach to manage the Fund and will continue to do so for the AIC Fund. The following individuals are (and will continue to be following the Reorganization) jointly and primarily responsible for the day-to-day management of the Funds.

James E. Habanek, CFA, Senior Vice President, joined the Adviser in 2008 and serves as the lead portfolio manager for the USFS Funds Limited Duration Government Fund and also assists in managing the USFS Funds Tactical Asset Allocation Fund. Prior to joining the Adviser, Mr. Habanek was Vice President at Capital Markets Group at Ziegler Companies, Inc. from March 2006 to November 2007 and Vice President at Capital Markets Group at CIB Marine Bankshares, Inc. from August 1999 to January 2006.

John P. Culhane, CFA, Senior Vice President, joined the Adviser in 2002 and serves as a portfolio manager for the USFS Funds Limited Duration Government Fund. Prior to joining the Adviser, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company from 1989 to 2002.

     FEES. Currently, the Fund pays an investment advisory fee to Forward Management based upon a percentage of the Fund's average daily net assets equal to 0.12%. The Fund also pays an investment sub-advisory fee to Pennant based upon a percentage of the Fund's average daily net assets equal to: 0.35% on the first $25 million; plus 0.25% on the next $75 million; plus 0.20% on all assets above $100 million. For the fiscal year 2008, the Fund paid total advisory fees as a percentage of the Fund's average daily net assets equal to 0.41%.

     For its advisory services to the AIC Fund, Pennant is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.41% of the average daily net assets of the AIC Fund.It should be noted that the current advisory/sub-advisory fee calculation methodology for the Fund is different from the advisory fee structure for the AIC Fund. The Fund currently has a stable advisory fee rate and a sub-advisory fee rate (which is paid directly by the Fund, not out of the advisory fee) with breakpoints. As stated above, the Fund's advisory/sub-advisory fee calculation methodology leads to a blended total advisory fee rate of 0.41% at current net asset levels. Under the Fund's advisory fee structure, increased assets could reduce the overall blended advisory fee rate, whereas decreased assets could increase the overall blended advisory fee rate. Under the proposed advisory fee rate structure for the AIC Fund, however, such asset shifts either upwards or downwards would have no impact on the overall advisory fee rate. As such, in certain circumstances, shareholders of the AIC Fund could end up with a higher advisory fee rate than they would have had under the Fund's current advisory fee structure.

     For example, assuming the Fund's net assets were at $60 million, the sub-advisory would be subject to the first breakpoint and the total blended advisory/sub-advisory fee rate would be approximately 0.41%. If the Fund's net assets were higher, the Fund's total blended advisory/sub-advisory fee rate would be lower. For example, assuming the Fund's net assets were doubled ($120 million), the sub-advisory fee would be subject to both the first and second breakpoints and the advisory/sub-advisory fee rate would be approximately 0.38%. On the other hand, if the Fund's net asset were lower, the Fund's total blended advisory/sub-advisory fee rate would be higher. For example, assuming the Fund's net assets were cut in half ($30 million), the sub-advisory fee would not be subject to a breakpoint and the advisory/sub-advisory fee rate would be approximately 0.47%. Such net asset level changes would not affect the AIC Fund's advisory fee rate as it would remain the same.

OTHER SERVICE PROVIDERS

     In some cases, the Trust and AIC have different service providers. Upon completion of the Reorganization, AIC will continue to engage its existing service providers. In all cases, the types of services provided to the Trust and AIC under the service arrangements are substantially similar.

--------------------------------------- -- -------------------------------------- -- -------------------------------------
                                           TRUST                                     AIC
--------------------------------------- -- -------------------------------------- -- -------------------------------------
PRINCIPAL UNDERWRITER                      SEI Investments Distribution Co.          SEI Investments Distribution Co.
--------------------------------------- -- -------------------------------------- -- -------------------------------------
ADMINISTRATOR                              SEI Investments Global Funds Services     SEI    Investments    Global   Funds
                                                                                     Services
--------------------------------------- -- -------------------------------------- -- -------------------------------------
TRANSFER AGENT                             ALPS Fund Services, Inc.                  DST Systems, Inc.
--------------------------------------- -- -------------------------------------- -- -------------------------------------
CUSTODIAN                                  Brown Brothers Harriman & Co.             Union Bank, N.A.
--------------------------------------- -- -------------------------------------- -- -------------------------------------
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                            PricewaterhouseCoopers, LLP               PricewaterhouseCoopers, LLP
--------------------------------------- -- -------------------------------------- -- -------------------------------------

ADMINISTRATION ARRANGEMENTS

     SEI Investments Global Funds Services (the "Administrator") serves as the Administrator to both the Trust and AIC. Under each Administration
Agreement, the Administrator provides the Trust and AIC, respectively, with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement with the Trust, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

     Each Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or AIC, respectively, in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

     ADMINISTRATION FEES PAID BY THE TRUST. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

     ---------------------------------------------- ---------------------------------------
     FEE (AS A PERCENTAGE OF AGGREGATE
     AVERAGE ANNUAL ASSETS)                         FUND'S AVERAGE DAILY NET ASSETS
     ---------------------------------------------- ---------------------------------------
     0.05%                                          Up to $3 billion
     ---------------------------------------------- ---------------------------------------
     0.04%                                          Over $3 billion
     ---------------------------------------------- ---------------------------------------

ADMINISTRATION FEES PAID BY AIC. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

     ---------------------------------------------- -----------------------------------------------
     FEE (AS A PERCENTAGE OF AGGREGATE
     AVERAGE ANNUAL ASSETS)                         AIC FUND'S AVERAGE DAILY NET ASSETS
     ---------------------------------------------- -----------------------------------------------
                            0.12%                                  Up to $1 billion
     ---------------------------------------------- -----------------------------------------------
                            0.10%                                 Next $500 million
     ---------------------------------------------- -----------------------------------------------
                            0.08%                                 Over $1.5 billion
     ---------------------------------------------- -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $150,000 for the Pennant fund complex, and is applicable to each fund within the fund complex ("Pennant Funds").

   o Each additional fund established after the initial two funds in the Pennant Funds, will be subject to a minimum annual fee of $75,000.
   o For each additional class of shares of a fund established after the initial one (1) class of shares per fund, the Pennant Funds will be subject to an additional minimum annual fee of $15,000 per class.

SHAREHOLDER TRANSACTIONS AND SERVICES OF THE FUND AND AIC FUND

     This section compares the shareholder transactions and services of the Trust and the AIC Fund. The following is qualified in its entirety by the more detailed information in the prospectuses for the Fund and the AIC Fund, which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     Shares of both the Fund and the AIC Fund are offered at net asset value with no front-end or contingent deferred sales charges. Neither Fund shares nor AIC Fund shares are subject to fees payable under a distribution plan or shareholder servicing plan.

PURCHASES, REDEMPTIONS AND EXCHANGES OF SHARES

     PURCHASE POLICIES

     The following chart compares existing purchase policies of the Trust and the AIC Fund:

                       THE  FUND:                               THE AIC FUND:
                                                                INSTITUTIONAL CLASS SHARES
                                                                --------------------------
MINIMUM INITIAL        $100,000                                 $5,000* ($3,000 for IRAs)
INVESTMENT             The Fund reserves the right to accept    The AIC Fund reserves the right to accept lesser
                       lesser initial investments.              initial investments.

MINIMUM
SUBSEQUENT
INVESTMENTS
                       $100                                     $100

PURCHASE METHODS Purchases are generally made through a securities broker or other financial intermediary. Purchases are also permitted to be made directly from the Funds by mail
                       (including express delivery) or by wire or Automated
                       Clearing House.

* Minimum initial investments will be waived for all Fund shareholders participating in the Reorganization. Fund shareholders will have nine months from the closing date of the Reorganization to add to their account so that it reaches the minimum AIC Fund account size of $3,000 and avoid the involuntary redemption of their shares. See "Redemption Procedures" below.

     REDEMPTION PROCEDURES

     The following chart compares existing redemption procedures of the Fund and the AIC Fund.

                                                                             THE AIC FUND:
                                                THE  FUND:                   INSTITUTIONAL SHARES
                                                                             --------------------
REQUEST MADE THROUGH AN                         Yes                          Yes
AUTHORIZED BROKER-DEALER OR OTHER
FINANCIAL INSTITUTION OR ADVISER

REQUEST MADE BY MAIL                            Yes                          Yes

REQUEST MADE BY TELEPHONE
                                                Yes                          Yes

PROCEEDS PAID BY WIRE                           Yes (may be subject to $30   Yes (may be subject to a $10 fee)
                                                fee)


PROCEEDS PAID BY CHECK                          Yes                          Yes


CHECK WRITING PRIVILEGES                        No                           No


INVOLUNTARY REDEMPTIONS                         If your account balance      If your account  balance drops below
                                                drops below $100 for         $3,000* as a result of a
                                                reasons other than market    redemption, you may be required to
                                                fluctuations, you may be     sell your shares (30 days' written
                                                required  to sell your       notice provided).
                                                shares (60 days' written
                                                notice provided).

* Fund shareholders will have nine months from the closing date of the Reorganization to add to their account so that it reaches the minimum AIC Fund account size of $3,000 and avoid the involuntary redemption of their shares.

PRICING OF SHARES FOR THE FUND AND THE AIC FUND

     The price per share (offering price) will be the net asset value per share next determined after the Fund or the AIC Fund receives your purchase order.

     For processing purchase and redemption orders, the net asset value per share of each of the Fund and the AIC Fund is calculated each business day at the close of regular trading hours on the NYSE (generally, 4:00 p.m. Eastern time). The net asset value per share of each of the Fund and the AIC Fund is determined on any day that the NYSE is open.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Both the Fund and the AIC Fund declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund and the AIC Fund at least annually.

                       MATERIALS INCORPORATED BY REFERENCE

     Information about the Fund is included in the Prospectus and SAI, as supplemented, for the Fund dated May 1, 2009, which is incorporated herein by reference.

     Information about the AIC Fund is included in the Prospectus for the AIC Fund dated November 4, 2009, a copy of which accompanies this Proxy/Prospectus and is incorporated herein by reference.

The Annual Report for the Fund for the year ended December 31, 2008 and Semi-Annual Report for the Fund for the period ended June 30, 2009 are incorporated herein by reference.

                               VOTING INFORMATION

GENERAL INFORMATION

     The Trustees of the Trust are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust and AIC may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund at the address for the Fund shown at the beginning of this Proxy/Prospectus), by executing a proxy bearing a later date, or by attending and voting at the meeting. All properly executed proxies received in time for each Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposal referred to in the Proxy/Prospectus.

     Only shareholders of record at the close of business on __________, 2009 will be entitled to vote at the Special Meeting. On that date, _____________ Fund shares were outstanding and entitled to be voted. Each whole and fractional share of the Fund is entitled to a whole or fractional vote, as the case may be.

     The votes of the shareholders of AIC Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

     If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

     If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary such as a retirement plan service provider, broker-dealer, bank trust department, insurance company or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information.

     If you hold shares of the Fund through a bank or other financial institution or intermediary (called a service agent) that has entered into a service agreement with the Fund or the Fund's distributor, the service agent may be the record holder of your shares. At the Special Meeting, the service agent will vote shares for which it receives instructions from its customers in accordance with those instructions. A signed proxy card or other authorization by a shareholder that does not specify how the shareholder's shares should be voted on a proposal may be deemed to authorize a service provider to vote such shares in favor of the applicable proposal. Depending on its policies, applicable law or contractual or other restrictions, a service agent may be permitted to vote shares with respect to which it has not received specific voting instructions from its customers. In those cases, the service agent may, but may not be required to, vote such shares in the same proportion as those shares for which the service agent has received voting instructions. This practice is commonly referred to as "echo voting."

SHAREHOLDER AND BOARD APPROVALS

     The Reorganization Agreement is being submitted for approval by the Fund's shareholders at the Special Meeting pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust and By-Laws, and was unanimously approved by the Trustees of the Trust at a meeting held on September 30, 2009. Fund shareholders will vote on the Reorganization Agreement together as a single class. A majority of shares of the Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at the Special Meeting if more than 50% of the outstanding shares of the Fund are represented at the Special Meeting in person of by proxy. A vote for the Reorganization Agreement includes a vote for the Reorganization of the Fund; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the Fund.

QUORUM AND ADJOURNMENT

     In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.

     Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote.

     A quorum is constituted by the presence in person or by proxy of the holders of a majority of the shares of the Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of the Record Date, the officers and the Trustees of the Trust as a group owned or controlled less than 1% of the Fund's outstanding shares in the aggregate.

CONTROL PERSONS. Shareholders holding 25% or more of the outstanding voting shares of the Fund may be deemed to "control" the Fund. Because these shareholders own a majority of the outstanding shares of the Fund, these shareholders will be able to determine the outcome of the proposal. To the best knowledge of the Trust, as of the Record Date, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of the Fund.

                           AMOUNT OF SHARES              PERCENTAGE OF CLASS      PERCENTAGE OF FUND
NAME AND ADDRESS                 OWNED                         OWNED                    OWNED
----------------                -----                         -----                    -----




PRINCIPAL SHAREHOLDERS. To the best knowledge of the Trust, as of the Record Date, no person except as set forth in the following table owned of record 5% or more of the outstanding shares of the Fund. The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of the Investor Shares and I shares, respectively. The type of ownership of each entry listed on the table is record ownership. The percentage of the AIC Fund that would be owned by the below named shareholders upon consummation of the Reorganization is not expected to change.

                            AMOUNT OF SHARES         PERCENTAGE OF CLASS      PERCENTAGE OF FUND
NAME AND ADDRESS                 OWNED                     OWNED                    OWNED
----------------                 -----                     -----                    -----



As of the Record Date, the AIC Fund has not yet commenced operations and has no outstanding shares.

                                OTHER INFORMATION

SHAREHOLDER PROPOSALS

     The Trust is organized as a statutory trust under the laws of the State of Delaware. As such, the Trust is not required to, and does not, have annual meetings. Nonetheless, the Board of Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws of the Trust. Shareholders of the Fund who wish to present a proposal for action at a future meeting should submit a written proposal to the Secretary of the Trust at the address set forth on the cover of this Proxy Statement. Proposals must be received a reasonable time before the date of a meeting of shareholders in order to be considered for inclusion in the proxy materials for that meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. A shareholder who wishes to make a proposal at the next meeting of shareholders without including the proposal in the Trust's proxy statement must notify the Secretary of the Trust in writing of such proposal within a reasonable time prior to the date of the meeting. If a shareholder fails to give timely notice, then the persons named as proxies in the proxies solicited by the Board for the next meeting of shareholders may exercise discretionary voting power with respect to any such proposal. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

OTHER BUSINESS

     The Adviser and the Trust know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.

AVAILABLE INFORMATION

     The Trust and AIC are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust and AIC may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning the Trust was provided by the Trust and information included in the Proxy/Prospectus concerning AIC was provided by AIC.

EXPERTS

     The audited financial statements for the Fund, appearing in the Fund's 2008 Annual Report, have been audited by Deloitte & Touche, LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements and financial highlights are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                              SHAREHOLDER INQUIRIES

Shareholders may address correspondence that relates to the Funds to the Board as a whole or to individual Trustees and send such correspondence to the Board or to the Trustee, c/o Forward Management, 433 California Street, 11th Floor, San Francisco, CA 94104. Upon receipt, all such shareholder correspondence will be directed to the attention of the addressee. Shareholders may also call the Trust at 1-800-882-9612.

                                   *   *   *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE OR BY TELEPHONE.

     THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUND'S ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST BY CALLING THE TRUST AT THE ADDRESS OR TELEPHONE NUMBER STATED ABOVE UNDER "SHAREHOLDER INQUIRIES."

                                   APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of ________, 2009, is by and among: The Advisors' Inner Circle Fund, a Massachusetts business trust, for itself and on behalf of its series USFS Funds Limited Duration Government Fund; Forward Funds, a Delaware statutory trust, for itself and on behalf of its series Accessor Limited Duration U.S. Government Fund; Pennant Management, Inc., a Wisconsin Corporation, solely for purposes of paragraphs 9.8 and 10.2 hereof; and Forward Management, LLC, a limited liability company organized under the laws of the state of Delaware, solely for purposes of paragraph 10.2 hereof.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended. The reorganization will consist of the transfer of all of the assets of the Acquired Fund (as hereinafter defined) to, and the assumption of all of the Acquired Fund's liabilities (other than certain expenses of the reorganization contemplated hereby) by, the Acquiring Fund (as hereinafter defined), in exchange for shares of equal U.S. dollar value of the Acquiring Fund, which shall thereafter promptly be distributed to the shareholders of the Acquired Fund in connection with its liquidation as described in this Agreement and set forth in Appendix A attached hereto.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. DEFINITIONS

        Acquired Fund........................... Accessor Limited Duration U.S. Government Fund, a series of the
                                                 Forward Funds

        Acquired Fund Custodian................. Brown Brothers Harriman & Co.

        Acquired Fund Prospectus................ The current prospectus and statement of additional information for the Acquired Fund

        Acquired Fund Shareholders.............. The record holders of Acquired Fund shares as of the close of business on the Valuation Date

        Acquiring Fund.......................... USFS Funds Limited Duration Government Fund, a series of The
                                                 Advisors' Inner Circle Fund

        Acquiring Fund Custodian................ Union Bank, N.A.

        Acquiring Fund Prospectus............... The current prospectus and statement of additional information for the Acquiring Fund

        Acquisition Shares...................... The shares of the Acquiring Fund to be issued and distributed to the Acquired Fund shareholders as part of the Reorganization of the
                                                 Acquired Fund

        AIC..................................... The Advisors' Inner Circle Fund

        Assets.................................. All of the Acquired Fund's assets as set forth in Section 2.2

        Board(s)................................ The Board of Trustees of The Advisors' Inner Circle Fund and/or the
                                                 Board of Trustees of Forward Funds

        Board Members........................... The trustees of the Forward Funds

        Charter Documents....................... The Amended and Restated Agreement and Declaration of Trust and
                                                 Amended and Restated By-laws, and any amendments thereto, of
                                                 The Advisors' Inner Circle Fund and/or the Amended and Restated
                                                 Agreement and Declaration of Trust and Amended and Restated
                                                 By-Laws of the Forward Funds and any amendments thereto.

        Closing................................. The closing of the Reorganization described in Section 4

        Closing Date............................ December 14, 2009

        Code.................................... United States Internal Revenue Code of 1986, as amended,

        Forward................................. Forward Funds

        Forward Management...................... Forward Management, LLC, investment adviser to the Acquired Fund

        Investments............................. The Acquired Fund's investments shown on its schedule of investments as of December 31, 2008, referred to in
                                                 subparagraph 5.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and
                                                 changes resulting from stock dividends, stock split-ups,
                                                 mergers and similar corporate actions through the Closing
                                                 Date

        Liquidation Date........................ Immediately following the Closing on the Closing Date

        Pennant................................. Pennant Management, Inc., investment adviser to the Acquiring Fund

        Reorganization.......................... The reorganization of the Acquired Fund by the Acquiring Fund as described in Section 2

        SEC..................................... U.S. Securities and Exchange Commission

        Valuation Date.......................... The time and date when the value of the Acquired Fund's Assets to be acquired by the Acquiring Fund hereunder shall be computed, which shall be as of the close of regular trading on the New York
                                                 Stock Exchange on the business day next preceding the Closing Date

        1933 Act................................ The Securities Act of 1933, as amended

        1934 Act................................ The Securities Exchange Act of 1934, as amended

        1940 Act................................ The Investment Company Act of 1940, as amended

     2. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES

        2.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

              (a) The Acquired Fund will transfer and deliver to the Acquiring
                  Fund, and the Acquiring Fund will acquire, all of the Assets described in paragraph 2.2;

              (b) The Acquiring Fund will assume all of the liabilities of the
                  Acquired Fund; except that the expenses of the Reorganization contemplated hereby to be borne by Pennant pursuant to paragraph 10.2 shall not be assumed or paid by the Acquiring Fund; and

              (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets a number of Acquisition Shares equal in U.S. dollar value to the assets exchanged therefor. Such transactions shall take place at the Closing provided for in Section 4.

        2.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and future interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

        2.3. The Acquired Fund will use commercially reasonable efforts to identify and discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date other than those liabilities that would otherwise be discharged at a later date in the ordinary course of the Acquired Fund's business (including accrued fees and expenses and payables for securities transactions or for share redemptions that are reflected on the statement of assets and known liabilities of the Acquired Fund delivered in accordance with paragraph 4.3).

        2.4. On the Liquidation Date, the Acquired Fund will liquidate and distribute PRO RATA to the Acquired Fund Shareholders, determined as of the close of business on the Valuation Date, Acquisition Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective PRO RATA number of Acquisition Shares due such Acquired Fund Shareholders.

        2.5. With respect to Acquisition Shares distributable to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, AIC will not distribute a certificate representing Acquisition Shares exchanged therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until AIC has been notified by Forward, on behalf of the Acquired Fund, or its agent that such Acquired Fund Shareholder has surrendered all of its, his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

        2.6. For the avoidance of doubt, any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

        2.7. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

     3. VALUATION

        3.1. For the purposes of paragraph 2, the value of the Acquired Fund's Assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed by the Acquired Fund, subject to review by the Acquiring Fund, as of the close of regular trading on the New York Stock Exchange (after the declaration of any dividends and after giving effect to all redemptions received in good order) on the Valuation Date using the Acquiring Fund's valuation procedures set forth in the Acquiring Fund's Charter Documents and the Acquiring Fund Prospectus and shall be certified by such Acquired Fund. AIC and Forward agree to use all reasonable commercial efforts to resolve prior to the Valuation Date any material differences between the valuation of the Acquired Fund's Assets determined using the Acquiring Fund's valuation procedures and those determined using the Acquired Fund's valuation procedures.

        3.2. For the purposes of Section 2, the net asset value of the Acquisition Shares shall be the net asset value per share computed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's Charter Documents and the Acquiring Fund Prospectus.

     4. CLOSING AND CLOSING DATE

        4.1. The Closing Date shall be December 14, 2009 or such other date as the parties may agree in writing. The Closing shall be held at AIC's offices, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or at such other time and/or place as the parties may agree. All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein.

        4.2. The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to the Acquiring Fund Custodian for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all cash of the Acquired Fund shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Acquiring Fund Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "Union Bank, N.A., custodian for USFS Funds Limited Duration Government Fund."

        4.3. The Acquired Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the Assets and liabilities of the Acquired Fund as of such date for review and agreement by the Parties to determine that the Assets and liabilities of the Acquired Fund are being correctly determined in accordance with the terms of this Agreement. The Acquired Fund will deliver at the Closing: (i) an updated statement of Assets and liabilities of the Acquired Fund; and (ii) a list of the Acquired Fund's portfolio assets showing the tax costs of each of the Acquired Fund's Assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by the principal accounting officer of the Acquired Fund.

        4.4. At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by an officer of Forward, on behalf of the Acquired Fund. AIC, on behalf of the Acquiring Fund, will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares to be issued pursuant to paragraph 2.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, AIC will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited PRO RATA to open accounts in the names of the Acquired Fund Shareholders.

        4.5. At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Agreement.

        4.6. Prior to Closing, the Board of AIC, on behalf of the Acquiring Fund, shall have authorized the issuance of and the Acquiring Fund shall have issued one Acquisition Share to Pennant in consideration of the payment of the offering price of such Acquisition Share, as determined by the Board of AIC, for the purpose of enabling Pennant to vote to (a) approve the investment management agreement between AIC, on behalf of the Acquiring Fund, and Pennant and (b) take such other steps related to the inception of operations of such Acquiring Fund as deemed necessary or appropriate by the Board of AIC. At the effective time of Closing, the Acquisition Share issued pursuant to this paragraph 4.6 shall be redeemed at the offering price of the Acquisition Share.

        4.7. In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either Forward, with regard to the Acquired Fund, or AIC, with regard to the Acquiring Fund, upon the giving of written notice to the other party.

     5. REPRESENTATIONS AND WARRANTIES

        5.1. Forward, for itself and on behalf of the Acquired Fund, represents and warrants the following to AIC, on behalf of itself and the Acquiring Fund, as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

              (a) Forward is a statutory trust organized and validly existing under the laws of the State of Delaware;

              (b) Forward is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof, duly designated in accordance with the applicable provisions of the Forward's Charter Documents and the 1940 Act, and the registration of shares of the Acquired Fund under the 1933 Act is in full force and effect;

              (c) Forward is not in violation in any material respect of any provision of its Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which Forward is a party or by which the Acquired Fund is bound, which would have a material adverse effect on the Acquired Fund's business or its ability to consummate the transactions contemplated hereby, and the execution, delivery and performance of this Agreement will not result in any such violation;

              (d) Forward has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

              (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, any of the properties or assets of the Acquired Fund, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, which would have a material adverse effect on the Acquired Fund's business or its ability to consummate the transactions contemplated hereby, and neither Forward nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

              (f) The most recent statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the periods then ended in accordance with GAAP consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets and liabilities referred to above or those incurred in the ordinary course of its business since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent;

              (g) Since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

              (h) The Acquired Fund has met for each of its taxable years and continues to meet the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for, nor is it now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid and has not filed IRS Forms 976, 8275 or 8275-R with the Internal Revenue Service ("IRS"). The Acquired Fund will have not had any tax deficiency or liability asserted against it or any question with respect thereto raised, and will not be under audit by the IRS or by any state or local tax authority for taxes in excess of those already paid. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (i) pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock, and
                  (ii) with respect to any applicable withholding taxes in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

              (i) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Forward and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

              (j) The Acquired Fund's investment operations for the Acquired
                  Fund's last three fiscal years have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus as in effect from time to time;

              (k) The execution, delivery and performance of this Agreement has been duly authorized by the Board of Forward, and, upon approval thereof by shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

              (l) The Acquisition Shares to be issued to the Acquired Fund pursuant to Section 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 2.4;

              (m) The information provided by the Acquired Fund for use in the
                  Registration Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

              (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

              (o) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and the liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and the liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and the liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

              (p) At the Closing Date, the Acquired Fund will have sold such of its Assets as instructed by the Acquiring Fund pursuant to paragraph 6.5 hereof;

              (q) To Forward's knowledge, there have been no material
                  miscalculations of the net asset value of the Acquired Fund or the net asset value per share during the twelve-month period preceding the date hereof which would have a material adverse effect on the Acquired Fund or the Acquired Fund's Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

              (r) The Acquired Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act; and

              (s) The Acquired Fund has no unamortized or unpaid organizational fees or expenses.

        5.2. AIC, for itself and on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

              (a) AIC is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts;

              (b) AIC is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of AIC's Charter Documents and the 1940 Act, and the registration of shares of the Acquiring Fund under the 1933 Act is in full force and effect;

              (c) At the Closing Date, the Acquiring Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              (d) AIC is not in violation in any material respect of any provisions of its Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which AIC is a party or by which the Acquiring Fund is bound, which would have a material adverse effect on the Acquiring Fund's business or its ability to consummate the transactions contemplated hereby, and the execution, delivery and performance of this Agreement will not result in any such violation;

              (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AIC or the Acquiring Fund, any of the properties or assets of the Acquiring Fund, or any person whom any Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, which would have a material adverse effect on the Acquired Fund's business or its ability to consummate the transactions contemplated hereby, and neither AIC nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

              (f) The Acquiring Fund was formed for the purpose of effecting the
                  Reorganization and, prior to the Closing, will have not commenced operations or carried on any business activity, will have had no assets or liabilities and will have no issued or outstanding shares other than as described in paragraph 4.6 of this Agreement.

              (g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of AIC, and this Agreement constitutes the valid and binding obligation of AIC and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

              (h) The Acquisition Shares to be issued and delivered to the
                  Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by AIC, and no shareholder of AIC will have any preemptive right of subscription or purchase in respect thereof;

              (i) The information furnished by the Acquiring Fund for use in the
                  Registration Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

              (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

              (k) The Acquiring Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act; and

              (l) The Acquiring Fund, during its first fiscal year of operation and all applicable quarters of such year, intends to meet the requirements of Subchapter M of the Code for qualification as a registered investment company.

     6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

        Forward, on behalf of itself and where appropriate, on behalf of the Acquired Fund, and AIC, on behalf of itself and where appropriate, on behalf of the Acquiring Fund, each hereby covenants and agrees with the other as follows:

        6.1. Each of the Acquiring Fund and the Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. Notwithstanding the foregoing, each of the Acquiring Fund and the Acquired Fund shall take all actions reasonably necessary to obtain the opinion described in paragraph 9.6.

        6.2. Forward will call a meeting of its shareholders of the Acquired Fund to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

        6.3. In connection with the Acquired Fund's shareholders' meeting referred to in paragraph 6.2, AIC, on behalf of the Acquired Fund, will prepare and file a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which AIC will prepare and file for registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

        6.4. The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Registration Statement, each as referred to in paragraph 6.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

        6.5. The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire and instruct the Acquired Fund to sell such securities at the Closing Date.

        6.6. Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

        6.7. AIC shall file a post-effective amendment to its Registration Statement on Form N-1A with the SEC as promptly as practicable registering the Acquiring Fund and its shares under the 1933 Act and 1940 Act, and any supplements and amendments as may be required (the "AIC Post-Effective Amendment").

        6.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to commence operations on the Closing Date.

        6.9. For the period from December 14, 2009 until December 13, 2010, Pennant will reduce the fees payable to it under the investment advisory agreement between AIC, on behalf of the Acquiring Fund, and Pennant (but not below zero) and reimburse expenses to the Acquiring Fund to the extent necessary to limit the operating expenses of the Institutional class of shares of the Acquiring Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to the annual rate of 0.75%
              (as a percentage of the Acquiring Fund's average daily net assets).

     7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

        The obligations of Forward, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by AIC and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

        7.1. AIC, on behalf of the Acquiring Fund, shall have delivered to Forward, on behalf of the Acquired Fund, a certificate executed in its name by the appropriate executive officer(s), in form and substance satisfactory to Forward and dated as of the Closing Date, to the effect that the representations and warranties of AIC on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that AIC and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

        7.2. The Acquired Fund shall have received a favorable opinion of Morgan Lewis & Bockius LLP, counsel to AIC, dated the Closing Date and, in a form satisfactory to Forward, to the following effect:

              (a) AIC is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and AIC's Charter Documents;

              (b) This Agreement has been duly authorized, executed and
                  delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by Forward on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

              (c) The Acquisition Shares to be issued for transfer to Acquired
                  Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest of the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

              (d) The execution and delivery of this Agreement did not, and the performance by AIC and the Acquiring Fund of their respective obligations hereunder will not, violate AIC's Charter Documents, or any provision of any agreement known to such counsel to which AIC or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which AIC or the Acquiring Fund is a party or by which either of them is bound;

              (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AIC or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

              (f) Such counsel does not know of any legal or governmental proceedings relating to AIC or the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Prospectus/Proxy Statement which are not described as required;

              (g) AIC is registered with the SEC as an investment company under the 1940 Act; and

              (h) To the knowledge of such counsel, no litigation or
                  administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AIC or the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither AIC nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

              Such opinion (i) shall state it is solely for the benefit of Forward and the Acquired Fund and its Trustees and officers; and (ii) may rely upon officers' certificates and certificates of public officials in rendering their opinion.

     8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of AIC, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by Forward, on behalf of the Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

        8.1. Forward, on behalf of the Acquired Fund, shall have delivered to AIC, on behalf of the Acquiring Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to AIC and dated as of the Closing Date, to the effect that the representations and warranties of Forward, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Forward and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

        8.2. AIC shall have received a favorable opinion of Dechert LLP, counsel to Forward, dated the Closing Date and in a form satisfactory to AIC, to the following effect:

              (a) Forward is a statutory trust duly organized and validly existing under the laws of the state of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and Forward's Charter Documents;

              (b) This Agreement has been duly authorized, executed and
                  delivered on behalf of the Acquired Fund and, assuming the due authorization, execution and delivery of this Agreement by AIC on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

              (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

              (d) The execution and delivery of this Agreement did not, and the performance by Forward and the Acquired Fund of their respective obligations hereunder will not, violate Forward's Charter Documents, or any provision of any agreement to which Forward or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Forward or the Acquired Fund is a party or by which it is bound;

              (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Forward or the Acquired Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

              (f) Such counsel does not know of any legal or governmental proceedings relating to Forward or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Prospectus/Proxy Statement which are not described as required;

              (g) Forward is registered with the SEC as an investment company under the 1940 Act; and

              (h) To the knowledge of such counsel, no litigation or
                  administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Forward or the Acquired Fund or any of their properties or assets or any person whom any Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither Forward nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

              Such opinion (i) shall state it is solely for the benefit of Forward and the Acquired Fund and its Trustees and officers; and (ii) may rely upon officers' certificates and certificates of public officials in rendering their opinion.

        8.3. The Acquired Fund Custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by the Acquired Fund Custodian as of the Valuation Date.

     9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND ACQUIRED FUND

        The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:

        9.1. This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 6.2.

        9.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

        9.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state "Blue Sky" and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

        9.4. The Registration Statement shall become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        9.5. The AIC Post-Effective Amendment referred to in paragraph 6.7 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        9.6. Forward, for itself and on behalf of the Acquired Fund, and AIC, for itself and on behalf of the Acquiring Fund, shall have received a favorable opinion of Morgan Lewis & Bockius LLP satisfactory to each of Forward and AIC, substantially to the effect that, for federal income tax purposes:

              (a) The acquisition by the Acquiring Fund of the assets of the
                  Acquired Fund in exchange for the Acquiring Fund's assumption of all of the liabilities of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the Acquired

                  Fund Shareholders in exchange for their shares of the Acquired Fund, all as provided in Section 2 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

              (b) No gain or loss will be recognized by the Acquired Fund (i)
                  upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the all of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in Section 2 hereof;

              (c) No gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Acquired Fund in exchange for the assumption of the liabilities and issuance of the Acquisition Shares as contemplated in Section 2 hereof;

              (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

              (e) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

              (f) No gain or loss will be recognized by Acquired Fund
                  Shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

              (g) The aggregate tax basis of the Acquisition Shares to be received by each Acquired Fund Shareholder will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

              (h) An Acquired Fund Shareholder's holding period for the
                  Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund shares as a capital asset on the date of the exchange;

              (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

              No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

              Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 9.6.

        9.7.  At any time prior to the Closing, any of the conditions in this
              Section 9, other than paragraph 9.6 above, may be waived jointly by the Board of Forward, on behalf of the Acquired Fund, and the Board of AIC, on behalf of the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

        9.8.  As described above in paragraph 4.6, prior to the Closing Date,
              (a) the Board of AIC, on behalf of the Acquiring Fund, shall have authorized the issuance of and the Acquiring Fund shall have issued one share to Pennant in consideration of the payment of the offering price of such Acquisition Share, (b) Pennant shall have, among other things, approved as the sole initial shareholder the investment advisory agreement between AIC, on behalf of the Acquiring Fund, and Pennant, (c) taken such other steps related to the inception of operations of such Acquiring Fund as deemed necessary or appropriate by the Board of AIC and (d) at the effective time of Closing, the Acquisition Share issued pursuant to paragraph 4.6 shall be redeemed at the offering price of the Acquisition Share.

    10. BROKERAGE FEES AND EXPENSES

        10.1. Forward, on behalf of the Acquired Fund, and AIC, on behalf of the Acquiring Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

        10.2. All of the expenses incurred directly in connection with the consummation of the transactions contemplated by this Agreement, whether or not the Reorganization is consummated, shall be allocated as described in subparagraphs (a)-(c) of this paragraph
              10.2. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses.

              (a) All expenses incurred by AIC and the Acquiring Fund in connection with the Reorganization will be borne and paid by Pennant. Such expenses include, without limitation, to the extent directly related to the Reorganization: (i) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement and the AIC Post-Effective Amendment; (iii) registration or qualification fees to governmental authorities and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; and (iv) legal fees, including those incurred in connection with the preparation of this Agreement, the Registration Statement and the AIC Post-Effective Amendment, provision of advice to the AIC Board (including participation in any AIC Board

                  Meeting(s)) regarding the Reorganization, and preparation of any legal opinion(s) required under this Agreement. Pennant agrees that all such fees and expenses so borne and paid, shall be paid directly by Pennant (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

              (b) All expenses incurred by Forward and the Acquired Fund in connection with the Reorganization will be borne and paid by Forward Management. Such expenses include, without limitation, to the extent directly related to the Reorganization: (i) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (ii) fees that become payable as a result of the termination of any service provider contracts; (iii) legal fees, including those incurred in connection with the review and negotiation of the Agreement and Proxy Statement/ Prospectus, provision of advice to the Forward's Board (including participation in any Forward Board Meeting(s)) regarding the Reorganization and preparation of any legal opinion(s) required under this Agreement; (iv) postage, printing and filing fees relating to the Proxy Statement/ Prospectus; (v) accounting fees with respect to the Reorganization or the Proxy Statement/ Prospectus; (vi) expenses of soliciting proxies from Acquired Fund Shareholders and holding shareholder meetings; (vii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps; and (viii) winding down the operations and terminating the existence of the Acquired Fund. Forward Management agrees that all such fees and expenses so borne and paid, shall be paid directly by Forward Management (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

              (c) Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Acquiring Fund will pay the Acquiring Fund shareholders' expenses, if any.

    11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        11.1. Forward, on behalf of the Acquired Fund, and AIC, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        11.2. Except as set forth in the following sentence in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated herein.

    12. TERMINATION

        12.1. This Agreement may be terminated by the mutual agreement of the Board of Forward, on behalf of the Acquired Fund, and the Board of AIC, on behalf of the Acquiring Fund. In addition, any party to the Agreement may at its option terminate this Agreement at or prior to the Closing Date because:

              (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

              (b) A condition herein expressed to be precedent to the
                  obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

              (c) The consummation of the transactions contemplated herein are not in the best interest of AIC or Forward, as determined by the Board of AIC or the Board of Forward, respectively, and notice is given to the other party hereto;

              (d) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this subparagraph (d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

              (e) If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2009, this Agreement shall automatically terminate on that date unless a later date is agreed to by both Forward and AIC.

        12.2. If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

        12.3. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.4, 2.5, 2.6, 2.7, 9.6, 10., 11., 14. and 15.

    13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Forward, on behalf of the Acquired Fund, and by the authorized officers of AIC, on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by Forward pursuant to paragraph 6.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Acquired Fund Shareholders without their further approval. At any time prior to the Closing, any of the conditions precedent to the obligations of a party under this Agreement other than those set forth in Section 9 may be waived, in whole or in part, by the other party in a writing signed and delivered by the authorized officers of the waiving party.

    14. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by overnight courier, electronic delivery, facsimile or certified mail, addressed to:

     To AIC:

     The Advisors' Inner Circle Fund
     c/o SEI Investments
     One Freedom Valley Drive
     Oaks, PA  19456
     Attention: Philip T. Masterson

     With a copy (which shall not constitute notice) to:

     Morgan, Lewis & Bockius LLP
     1111 Pennsylvania Avenue, NW
     Washington, DC  20004
     Attention: Christopher D. Menconi

     To Forward:

     Forward Funds
     433 California Street, 11th Floor
     San Francisco, CA 94104
     Attention: Mary Curran

     With a copy (which shall not constitute notice) to:

     Dechert LLP
     1775 I Street, NW
     Washington, D.C. 20006-2401
     Attention: Douglas P. Dick


     To Pennant:

     11270 West Park Place, Suite 1025
     Milwaukee, WI 53224
     Attn: Mark Elste

     To Forward Management:

     Forward Management, LLC
     433 California Street, 11th Floor
     San Francisco, CA 94104
     Attention: Mary Curran

    15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE

        15.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3. This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

        15.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.


THE ADVISORS' INNER CIRCLE FUND                            FORWARD FUNDS
for itself and on behalf of USFS Funds Limited             for itself and on behalf of Accessor Limited Duration
Duration Government Fund                                   U.S. Government Fund




By:_____________________________________                   By:_____________________________________
     Name:                                                     Name:
     Title:                                                    Title:

PENNANT MANAGEMENT, INC.                                   FORWARD MANAGEMENT, LLC
solely for purposes of paragraphs 6.9,  9.8 and            solely for purposes of paragraph 10.2 hereof
10.02 hereof



                                                           By: :_____________________________________
By: :_____________________________________                      Name:
     Name:                                                      Title:
     Title:

                                     PART B

                 Accessor Limited Duration U.S. Government Fund

                                 A SERIES OF THE

                                  FORWARD FUNDS
-----------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 2, 2009

------------------------------------------------------------------------------

Acquisition of all of the assets and liabilities of:       By and in exchange for shares of:

Accessor Limited Duration U.S. Government Fund             USFS Funds Limited Duration Government Fund
                  (THE "FUND")                                         (THE "AIC FUND")

         (a series of the Forward Funds)                 (a series of the Advisors' Inner Circle Fund)

        433 California Street, 11th Floor                          One Freedom Valley Drive
            San Francisco, CA 94104                                Oaks, Pennsylvania 19456

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated December 2, 2009 (the "Proxy Statement/Prospectus") relating specifically to the Special Meeting of Shareholders of the Fund which is scheduled to be held on December 11, 2009. A copy of the Proxy/Prospectus may be obtained upon request and without charge by calling the Fund toll free at 1-888-968-4964. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.

General Information:

     This SAI and the Proxy/Prospectus are related to the proposed acquisition of all of the assets of the Fund by the AIC Fund and the assumption by the AIC Fund of all of the liabilities of the Fund. Such assets and liabilities of the Fund are proposed to be exchanged for Institutional class shares of the AIC Fund having an aggregate value equal to the net asset value of the Fund's shares as of the Valuation Date. At the effective time of the reorganization, the AIC Fund will distribute shares to each holder of the Fund's shares in an amount equal in value to the shareholder's Fund shares as of the closing date and the Fund will completely liquidate (collectively, the "Reorganization").

           INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT
                           OF ADDITIONAL INFORMATION

This Statement of Additional Information incorporates by reference the following documents:

(1) Statement of Additional Information dated May 1, 2009, as supplemented, with respect to the Fund (previously filed on EDGAR, Accession Nos. 0000897101-09-001051 and ________).

(2) The audited financial statements and related report of the independent registered public accounting firm included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2008 and Semi-Annual Report for the period ended June 30, 2009 with respect to the Fund (previously filed on EDGAR, Accession Nos. 0000897101-09-000464 and 0001193125-09-187584). No other parts of the Annual Report are incorporated herein by reference.

(3) Prospectus and Statement of Additional Information dated November 4, 2009 with respect to the AIC Fund (previously filed on EDGAR, Accession No. ____________).

                         PRO FORMA FINANCIAL STATEMENTS

         PRO FORMA financial information has not been prepared for the reorganization of the Fund into the AIC Fund because the Fund is being reorganized into a newly-organized series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Fund.

PROXY TABULATOR


                           Vote this proxy card TODAY!

Your prompt response will save the expense of additional mailings.

CALL: To vote by phone call toll-free 1-800-_______________ and follow the recorded instructions.

LOG-ON: Vote on the internet at WWW.2VOTEPROXY.COM and follow the on-screen instructions.

MAIL:   Return the signed proxy card in the enclosed envelope.

                                  FORWARD FUNDS

 FORM OF PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR THE SPECIAL MEETING OF
             SHAREHOLDERS, TO BE HELD ON FRIDAY, DECEMBER 11, 2009

The undersigned, revoking previous proxies with respect to the units of beneficial interest in the name of undersigned (the "Shares"), hereby appoints Joseph M. Gallo and Amanda Albano as proxies, each with full power of substitution, to vote all of the Shares at the Special Meeting of Shareholders of the Accessor Limited Duration U.S. Government Fund (the "Fund"), to be held at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456], at 11 a.m., Eastern Time, on Friday, December 11, 2009, and any adjournments or postponements thereof; and on the reverse the undersigned hereby instructs said proxies to vote.

      PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING. YOU MAY VOTE IN PERSON
                                 IF YOU ATTEND.

 -------------------------------------------------------------------------------




----------------------------------------------------------          ------------
Signature(s) (Title(s), if applicable)   (Sign in the Box)          Dated

Note: Your signature(s) acknowledge(s) receipt with this proxy of a copy of the Notice of Special Meeting and the prospectus/proxy statement. Your signature(s) on this proxy should be exactly as your name(s) appear on this proxy. If the shares are held jointly, either holder may sign this proxy but the name of the person signing should conform exactly to the name appearing on this proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


                                                                   [Filing Code]


This proxy will, when properly executed, be voted as directed herein by the signing shareholder(s). If no contrary direction is given when the duly executed proxy is returned, this proxy will be voted FOR the foregoing Proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

PLEASE MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS.   Example: []

FOR               AGAINST                   ABSTAIN
[]                  []                         []

1. A proposal to approve an Agreement and Plan of Reorganization by and among the Forward Funds, Forward Management, LLC, The Advisors' Inner Circle Fund ("AIC") and Pennant Management, Inc., which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Fund to a corresponding series of AIC (the "AIC Fund") in exchange for Institutional class shares of the AIC Fund; (2) the distribution of Institutional class shares of the AIC Fund to the shareholders of the Fund; and (3) the subsequent liquidation and termination of the Fund.


                      PLEASE SIGN AND DATE ON REVERSE SIDE


                                                                   [Filing Code]

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

(a) Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") provides that:

     Subject to the exceptions and limitations listed below, every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof.

     No indemnification shall be provided hereunder to a Trustee or officer:

     (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (b) with respect to any matter as to which he or he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interests of the Trust;

     (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

         (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

         (ii) by written opinion of independent legal counsel.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Trustees and officers may be entitled by contract or otherwise under law.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in the next to last paragraph of Article VIII of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Article VIII of the Declaration of Trust, provided that either:

     (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in Article VIII of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "interested person" of the Trust (as defined by the Investment Company Act of 1940, as amended) (including anyone who has been exempted from being an "interested person" by any rule, regulation or order of the U.S. Securities and Exchange Commission), and
     (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in Article VIII of the Declaration of Trust, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Article 5 of the Administration Agreement provides that the duties of the Trust's administrator, SEI Investments Global Fund Services (the "Administrator"), shall be confined to those expressly set forth in the Administration Agreement, and no implied duties are assumed by or may be asserted against the Administrator thereunder. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder. (As used in Article V of the Administration Agreement, the term "Administrator" shall include Trustees, officers, employees and other agents of the Administrator as well as that entity itself). Under no circumstances shall the Administrator be liable to the Trust for consequential, indirect or punitive damages.

     So long as the Administrator, or its agents, acts without willful misfeasance, bad faith or gross negligence in the performance of its duties, and without reckless disregard of its obligations and duties under the Administration Agreement, the Trust assumes full responsibility and shall indemnify the Administrator and hold it harmless from and against any and all actions, suits and claims, whether groundless or otherwise, and from and against any and all losses, damages, costs, charges, reasonable counsel fees and disbursements, payments, expenses and liabilities (including reasonable investigation expenses) arising directly or indirectly out of any act or omission of the Administrator in carrying out its duties provided for under the Administration Agreement. The indemnity and defense provisions set forth herein shall indefinitely survive the termination of the Administration Agreement.

     The indemnification rights hereunder shall include the right to reasonable advances of defense expenses in the event of any pending or threatened litigation with respect to which indemnification under the Administration Agreement may ultimately be merited. If in any case the Trust may be asked to indemnify or hold the Administrator harmless, the Administrator shall promptly advise the Trust of the pertinent facts concerning the situation in question, and the Administrator will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification, but failure to do so shall not affect the rights hereunder.

     The Trust shall be entitled to participate at its own expense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the Administrator, whose approval shall not be unreasonably withheld. In the event the

     Trust elects to assume the defense of any suit and retain counsel, the Administrator shall bear the fees and expenses of any additional counsel retained by it. It the Trust does not elect to assume the defense of a suit, it will reimburse the Administrator for the fees and expenses of nay counsel retained by the Administrator.

     The Administrator may apply to the Trust at any time for instructions and may consult counsel for the Trust or its own counsel and with accountants and other experts with respect to any matter arising in connection with the Administrator's duties, and the Administrator shall not be liable or accountable for any action taken or omitted by it in good faith in accordance with such instruction or with the opinion of such counsel, accountants or other experts.

     Also, the Administrator shall be protected in acting upon any document which it reasonably believes to be genuine and to have been signed or presented by the proper person or persons. Nor shall the Administrator be held to have notice of any change of authority of any officers, employee or agent of the Trust until receipt of written notice thereof from the Trust.

     Nothing herein shall make the Administrator liable for the performance or omissions of unaffiliated third parties not under the Administrator's reasonable control such as, by way of example and not limitation, transfer agents, custodians, investment advisers or sub-advisers, postal or delivery services, telecommunications providers and processing and settlement services.

(c) Article 6 of the Distribution Agreement provides that the Trust agrees to indemnify and hold harmless SEI Investments Distribution Co. (the "Distributor"), the distributor of the Trust's Shares, and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     In on case (i) is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its Shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, or (ii) is the Trust to be liable to the Distributor under the indemnity agreement contained in this paragraph with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

     The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants.

     The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of its Shares.

     Additionally, Article 7 of the Distribution Agreement provides that the Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) based upon the 1933 Act or any other statute or common law and arising by reason of any person acquiring any Shares, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor.

     In no case (i) is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or upon any person (or after the Trust or such person shall have received notice of service on nay designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

     The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen b the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

     The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers in connection with the issue and sale of any of the Trust's Shares.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

(1) CHARTER

     Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Trust" or the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

BY-LAWS

(2)

(a) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(b) Amendment No. 1 to the Registrant's Revised and Restated By-Laws is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.

VOTING TRUST AGREEMENTS

(3) Not Applicable.

AGREEMENT AND PLAN OF REORGANIZATION

(4) Agreement and Plan of Reorganization by and between the Registrant, on behalf of the USFS Funds Limited Duration Government Fund, and Forward Funds, on behalf of the Accessor Limited Duration U.S. Government Fund, is filed herewith as Appendix A to Part A of this Registration Statement.

(5)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

     Not Applicable.

(6)  INVESTMENT ADVISORY CONTRACTS

(a) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc. is filed herewith.

(b) Form of Expense Limitation Agreement, to be effective as of the closing date of the reorganization of the Accessor Limited Duration U.S. Government Fund into the USFS Limited Duration Government Fund, by and between the Trust and Pennant Management, Inc., is filed herewith.

(7)  UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(b) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(c) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(8)  BONUS OR PROFIT SHARING PLAN

     Not  Applicable.

(9)  CUSTODIAN AGREEMENTS


(a) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit
     (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

     Not Applicable.

(11) OPINION AND CONSENT OF COUNSEL (AS TO THE LEGALITY OF THE SECURITIES BEING REGISTERED)

     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, as to the legality of securities being registered, is filed herewith.

(12) OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

     Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(b) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(c) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.

(14) OTHER OPINIONS

     Consent of independent registered public accountants, Deloitte & Touche LLP, is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

     Not Applicable.

(16) POWERS OF ATTORNEY

     Powers of Attorney for William M. Doran, Mitchell A. Johnson, James M. Storey, Esq., Michael Lawson, Philip T. Masterson, George J. Sullivan, Jr., Betty L. Krikorian, Robert A. Nesher, Charles E. Carlbom and John K. Darr are incorpoated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-43484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

(17) ADDITIONAL EXHIBITS

     (a) Prospectus and Statement of Additional Information, relating to Institutional Shares of the USFS Limited Duration Government Fund, to be filed by amendment.

     (b) The Semi-Annual Report of the Independent Registered Public Accounting firm for the Accessor Limited Duration U.S. Government Fund is incorporated herein by reference to the Forward Funds' Semi-Annual Report dated June 30, 2009 on Form N-CSRS, as filed with the SEC via EDGAR Accession No. 0001193125-09-187661 on September 4, 2009.

     (c) The Report of the Independent Registered Public Accounting firm (and audited financial statements) for the Accessor Limited Duration U.S. Government Fund is incorporated herein by reference to the Forward Funds' Annual Report dated December 31, 2008 on Form N-CSR, as filed with the SEC via EDGAR Accession No. 0000897101-09-000464 on March 9, 2009.

     (c) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.

ITEM 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant in the City of Oaks, Commonwealth of Pennsylvania on the 2nd day of November, 2009.



                                        THE ADVISORS' INNER CIRCLE FUND

                                        By: /S/ PHILIP T. MASTERSON
                                            ------------------------------------
                                            Philip T. Masterson, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


             *                                       Trustee                          November 2, 2009
------------------------------------
Charles E. Carlbom

              *                                      Trustee                          November 2, 2009
------------------------------------
John K. Darr

              *                                      Trustee                          November 2, 2009
------------------------------------
William M. Doran

           *                                         Trustee                          November 2, 2009
------------------------------------
Mitchell A. Johnson

           *                                         Trustee                          November 2, 2009
------------------------------------
Betty L. Krikorian

           *                                         Trustee                          November 2, 2009
------------------------------------
Robert A. Nesher

           *                                         Trustee                          November 2, 2009
------------------------------------
James M. Storey

           *                                         Trustee                          November 2, 2009
------------------------------------
George J. Sullivan, Jr.

/S/ PHILIP T. MASTERSON                              President                        November 2, 2009
------------------------------------
Philip T. Masterson

           *                                         Treasurer, Controller &          November 2, 2009
-------------------------------------                Chief Financial Officer
Michael Lawson



By: /S/ PHILIP T. MASTERSON
    --------------------------------
    Philip T. Masterson

                                  EXHIBIT INDEX

EXHIBIT
NUMBER          EXHIBIT
-------         -------

(6)(a) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc.

(6)(b) Form of Expense Limitation Agreement, to be effective as of the closing date of the reorganization of the Accessor Limited Duration U.S. Government Fund into the USFS Limited Duration Government Fund, by and between the Trust and Pennant Management, Inc.

(11) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, as to the legality of securities being registered

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters

(14)            Consent of independent registered public accountants, Deloitte &
                Touche LLP